As filed with the Securities and Exchange Commission on April 30, 2025

Registration No. 333-148723

Registration No. 811-22172

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 488	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 489	☒

WORLD FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

8730 Stony Point Parkway, Suite 205, Richmond, VA 23235

(Address of Principal Executive Offices)

(804) 267-7400

(Registrant’s Telephone Number)

 The Corporation Trust Co.

Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copy to:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b);
☐	on ____________ pursuant to paragraph (b);
☐	60 days after filing pursuant to paragraph (a)(1);
☐	on ____________ pursuant to paragraph (a)(1);
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on _____________ (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: shares of beneficial interest.

The Vest Family of Funds

(the “Funds”)

PROSPECTUS

May 1, 2025

Vest US Large Cap 10% Buffer Strategies VI Fund

Class I Shares

Class Y Shares

Vest US Large Cap 20% Buffer Strategies VI Fund

Class I Shares

Class Y Shares

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Investment Adviser:

Vest Financial LLC (the “Adviser”)

8350 Broad Street, Suite 240

McLean, Virginia 22102-5150

FUND SUMMARY – Vest US Large Cap 10% Buffer Strategies VI Fund

Investment Objective

The Vest US Large Cap 10% Buffer Strategies VI Fund (the “Fund”) seeks to provide investors with capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class Y Shares
Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	0.00%
Other Expenses	0.92%	0.95%
Total Annual Fund Operating Expenses(1)	1.92%	1.70%
Fee Waivers and/or Expense Reimbursements(2)	0.87%	0.90%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(2)	1.05%	0.80%

(1)	Other expenses of Class I Shares do not reflect 0.01% of certain non-recurring costs of preparing, printing and mailing a proxy statement and related proxy materials and all other costs incurred in connection with the solicitation of proxies.

(2)	Vest Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.80% of the daily net assets of each class of shares of the Fund. The Adviser may not terminate this expense limitation agreement prior to April 30, 2026. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust’s Board of Trustees and the Adviser may terminate this expense limitation agreement prior to April 30, 2026 only by mutual written consent.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class I	$107	$519	$956	$2,173
Class Y	$82	$448	$838	$1,933

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 0.00%.

Principal Investment Strategies

The Fund aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by U.S. large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). The Fund seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

The Fund attempts to achieve its investment objective through the construction of twelve laddered portfolios of 10% buffer strategies (each a “10% Buffer Strategy”) that invest in exchange-traded Flexible Exchange® Options (“FLEX Options”) linked to a US large-cap equity index (the “Index”), such as the S&P 500 Index. Under normal market conditions, the Fund will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 10% Buffer Strategies. Each 10% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with the Fund’s 80% Test, the Fund will only purchase FLEX Options on an Index, such as the S&P 500 index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, the Fund will consider the market value of its FLEX Options positions.

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The term “laddered portfolio” refers to the Fund’s portfolio being effectively divided into twelve segments (each referred to herein as a tranche), and each tranche being invested in options that have expiration dates which occur on a rolling, or periodic, basis. The Fund’s “laddered” approach means that, at any given time, the Fund will generally hold one 10% Buffer Strategy that will reset its cap and refresh its buffer (see discussion below) within one month, a second 10% Buffer Strategy that will reset its cap and refresh its buffer within two months, a third 10% Buffer Strategy that will reset its cap and refresh its buffer within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the Buffer Strategies creates diversification of investment time period compared to the risk of buying or selling any one 10% Buffer Strategy at any one time. This diversification of investment time period is intended to mitigate the risk of failing to benefit from the buffer of a single 10% Buffer Strategy due to the timing of investment in such Buffer Strategy and the relative price of the Index.

The Fund constructs each monthly tranche of a 10% Buffer Strategy with FLEX Options that will be held for an approximate period of one year. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months.

Each monthly tranche of a 10% Buffer Strategy that is constructed within the Fund’s portfolio seeks to provide returns or losses before all estimated fees and expenses based on the price performance of the Index (which does not include the dividends paid by the companies in the Index) from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year (the “Tranche Holding Period”) subject to the following conditions:

●	If the price of the Index appreciates over the Tranche Holding Period, the tranche seeks to provide a total return that increases by the percentage increase of the price of the Index, up to a maximum return that is determined at the start of the Tranche Holding Period (the “Capped Return”).

●	If the price of the Index decreases over the Tranche Holding Period by 10% or less (the “Buffer Amount”), the tranche seeks to provide a total return of zero.

●	If the price of the Index decreases over the Tranche Holding Period by more than 10%, the tranche seeks to provide a total return loss that is 10% less than the percentage decrease in the price of the Index with a maximum loss of approximately 90%.

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Each 10% Buffer Strategy has been specifically designed to produce the outcomes based upon the Index’s returns over the duration of the Tranche Holding Period. Each 10% Buffer Strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer, if the strategy was entered into on the day on which the 10% Buffer Strategy enters the FLEX Options (i.e., the first day of a Tranche Holding Period) and held until those FLEX Options expire at the end of the Tranche Holding Period. At the end of each Tranche Holding Period, the FLEX Options for that tranche are generally sold or expire, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that approximately every 30 days, one of the 10% Buffer Strategies will undergo a “reset” of its cap and a refresh of its buffer. At any given time, the Fund will generally hold one 10% Buffer Strategy with FLEX Options expiring within one month, a second 10% Buffer Strategy with FLEX Options expiring within two months, a third 10% Buffer Strategy with FLEX Options expiring within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the 10% Buffer Strategies creates diversification of investment time-period and market level (meaning the level of the Index at any given time) compared to the risk of acquiring or disposing of any one 10% Buffer Strategy at any one time. Because the Fund will increase its position in the 10% Buffer Strategies in connection with inflows of assets into the Fund and during any rebalance, the Fund may enter the 10% Buffer Strategies on days other than the first day of the Tranche Holding Period. Likewise, the Fund will exit some of its position in the 10% Buffer Strategies in connection with outflows of assets from the Fund and during any rebalance, and such disposals typically will not occur on the last day of a Tranche Holding Period. As a result, the value of the Fund’s investment in the 10% Buffer Strategies may not be buffered against a specific level of decline in the value of the Index and may not participate in a gain in the value of the Index up to a specific level of cap for the Fund’s investment period. At times during the Tranche Holding Period, the value of the securities in the Fund could vary because of related factors other than the level of the Index. Certain related factors are interest rates, implied volatility levels of the Index and securities comprising the Index, and implied dividend levels of the Index and securities comprising the Index. As a result, the Fund may experience investment returns that are very different from those that a single 10% Buffer Strategy seeks to provide.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the Index and / or other investment companies that hold exchange-traded FLEX Options that reference the Index. Specifically, each tranche may consist of purchased call FLEX Options (i.e., options that give the Fund the right to receive the price of the Index), written put FLEX Options (i.e., options that obligate the Fund to receive the price of the Index), purchased put FLEX Options (i.e., options that give the Fund the right to pay the price of the Index), and written call FLEX Options (i.e., options that obligate the Fund to pay the price of the Index). Each monthly tranche is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive.

Option contracts on an index give one party the right to receive or deliver the cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

For any given tranche, the FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the Index. Further, while each monthly tranche of the Fund seeks to limit losses from declines up to 10% of the Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow each monthly tranche of the Fund to participate in gains in the Index up to a maximum cap. Thus, even if Index gains exceed that maximum cap, the gains in each monthly tranche of the Fund will be capped. The Fund expects that its assets will generally be invested evenly across the monthly tranches. As a result, portions of the Fund’s investments will have different levels of protection against declines in the Index and different levels of capped gains from gains in the Index. This creates diversification of market levels, protection levels and capped levels on a monthly basis compared to the risk of investing only in a single monthly tranche with the market level, protection level and capped level fixed for approximately one year.

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The Fund’s strategy is designed so that any amount owed by the Fund on FLEX Options written by the Fund (“Written Options”) will be covered by payouts at the expiration of the FLEX Options purchased by the Fund (“Purchased Options”). The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. Because amounts owed on the Written Options will be covered by payouts at the expiration of the Purchased Options, the Fund will not be in a net obligation position from the use of FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities to maintain liquidity or pending selection of investments in accordance with its policies.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The positive or negative return of each monthly tranche is subject to a capped upside and partial downside protection. The target returns or loss for an investment in each monthly tranche is based on an assumption of holding the investment for one year, the price performance of the Index, and the maximum capped return. Because each monthly tranche’s return will be capped, the return of the Fund with respect to any particular tranche may be less than the performance of the Index.

The Fund’s investment strategy is not designed to achieve a specific outcome over a specific holding period. The Fund invests in a portfolio of 10% Buffer Strategies. Each 10% Buffer Strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer, if the strategy was entered into on the day on which the 10% Buffer Strategy enters the FLEX Options (i.e., the first day of a Tranche Holding Period) and held until those FLEX Options expire at the end of the Tranche Holding Period. Because the Fund will increase its position in the 10% Buffer Strategies in connection with inflows of assets into the Fund and during any rebalance, the Fund may enter the 10% Buffer Strategies on days other than the first day of the Tranche Holding Period. Likewise, the Fund will exit some of its position in the 10% Buffer Strategies in connection with outflow of assets from the Fund and during any rebalance, and such disposals typically will not occur on the last day of a Tranche Holding Period. As a result, the value of the Fund’s investment in the 10% Buffer Strategies may not be buffered against a specific level of decline in the value of the Index and may not participate in a gain in the value of Index up to a specific level of cap for the Fund’s investment period. At times during the Tranche Holding Period, the value of the securities in the Fund could vary because of related factors other than the price of the Index. Certain related factors are interest rates, implied volatility levels of the Index and securities comprising the Index, and implied dividend levels of the Index and securities comprising the Index.

5

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as the Index (although they generally move in the same direction) or its underlying securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Index, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Index and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities or stock indexes on which the options are based.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

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Equity Risk. The Fund seeks to provide an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The Fund is subject to performance and equity risk related to the US large cap equities. Options’ payments at expiration are based on the price performance of the US large cap equity market. The FLEX Options represent indirect positions in the US large cap equity market and are subject to changes in value as the price of the US large cap equity market rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the US large cap equity market. The settlement value of the FLEX Options is based on the Index on the option expiration date only, and will be substantially determined by market conditions as of such time. The Index replicates the performance of the US large cap equity market. The value of the Index will fluctuate over time based on fluctuations in the value of the stocks comprising the Index which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Index and the securities comprising the Index. No one can predict whether implied volatility will rise or fall in the future.

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The value of the Fund does not appreciate due to dividend payments paid by the stocks that comprise the Index. The Fund seeks to provide target returns referencing the price performance of the Index, which does not include returns from dividends paid by the stocks that comprise the Index.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the Index. The Fund seeks to provide target returns referencing the price performance of the Index, which does not include returns from dividends paid by the companies in the Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Although they generally move in the same direction, the value of the FLEX Options does not increase or decrease at the same rate as the Index or its underlying securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Index, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Index and the remaining time to expiration, all of which will cause the Fund’s NAV to fluctuate.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net assets in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares of the Fund.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. In managing the Fund’s investment portfolio, the Adviser and portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

8

Large Shareholders and Redemptions Risk. The Fund may be adversely affected when a large shareholder purchases or redeems a large amount of shares relative to the size of the Fund, which can occur at any time. Large shareholder transactions can cause the Fund to sell certain assets in order to meet purchase or redemption requests, which could indirectly affect the liquidity of the Fund’s portfolio. A smaller fund can be more adversely affected by large purchases or redemptions.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the U.S. federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class Y shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with a broad measure of market performance, known as the Fund’s “benchmark index”. Investors should be aware that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The calendar year returns for the for the Fund’s Class Y shares will differ from those of the Class I shares due to different expense structures. Performance shown does not reflect the fees and expenses deducted under the variable insurance contracts through which you invest in the Fund. If these amounts were reflected, the Fund’s returns would be less than those shown.

Updated performance information is available at https://www.vestfin.com/insurance-funds or by calling the Fund toll-free at 855-979-6060.

During the periods shown, the highest quarterly return was 8.82% (quarter ended December 31, 2023), and the lowest quarterly return was -2.35% (quarter ended September 30, 2023).

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Average Annual Total Returns for Periods Ended December 31, 2024

The table below shows how the Fund’s average annual total returns compare to those of the Fund’s broad-based market benchmark index, the S&P 500® Index, and the Cboe S&P 500® Buffer Protect Balanced Series Index, which is the Fund’s secondary index. Performance shown does not reflect any charges or expenses imposed by an insurance company, and, if it did, performance shown would be lower.

	1 Year	Since Inception (08/25/2022)
Class Y Shares	15.49%	12.95%

Class I Shares	15.19%	12.68%

S&P 500® Index	25.02%	17.91%

Cboe S&P 500® Buffer Protect Balanced Series Index	16.75%	14.48%

Investment Adviser

Vest Financial LLC is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception on August 25, 2022.

Trevor Lack, Managing Director of the Adviser, has served as a portfolio manager to the Fund since February 2025.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

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FUND SUMMARY – Vest US Large Cap 20% Buffer Strategies VI Fund

Investment Objective

The Vest US Large Cap 20% Buffer Strategies VI Fund (the “Fund”) seeks to provide investors with capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class Y Shares
Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	0.00%
Other Expenses	4.86%	4.86%
Total Annual Fund Operating Expenses	5.86%	5.61%
Fee Waivers and/or Expense Reimbursements(1)	4.81%	4.81%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	1.05%	0.80%
(1)	Vest Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.80% of the daily net assets of each class of shares of the Fund. The Adviser may not terminate this expense limitation agreement prior to April 30, 2026. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust’s Board of Trustees and the Adviser may terminate this expense limitation agreement prior to April 30, 2026 only by mutual written consent.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class I	$107	$1,315	$2,502	$5,382
Class Y	$82	$1,244	$2,392	$5,201

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 0.00%.

Principal Investment Strategies

The Fund attempts to achieve its investment objective through the construction of twelve laddered portfolios of 20% buffer strategies (each a “20% Buffer Strategy”) that invest in exchange-traded FLexible EXchange® Options (“FLEX Options”) linked to a US large-cap equity index (the “Index”), such as the S&P 500 Index. Under normal market conditions, the Fund will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 20% Buffer Strategies. Each 20% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 20% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with the Fund’s 80% Test, the Fund will only purchase FLEX Options on an Index, such as the S&P 500 index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, the Fund will consider the market value of its FLEX Options positions.

The term “laddered portfolio” refers to the Fund’s portfolio being effectively divided into twelve segments (each referred to herein as a tranche), and each tranche being invested in options that have expiration dates which occur on a rolling, or periodic, basis. The Fund’s “laddered” approach means that, at any given time, the Fund will generally hold one 20% Buffer Strategy that will reset its cap and refresh its buffer (see discussion below) within one month, a second 20% Buffer Strategy that will reset its cap and refresh its buffer within two months, a third 20% Buffer Strategy that will reset its cap and refresh its buffer within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the Buffer Strategies creates diversification of investment time period compared to the risk of buying or selling any one 20% Buffer Strategy at any one time. This diversification of investment time period is intended to mitigate the risk of failing to benefit from the buffer of a single 20% Buffer Strategy due to the timing of investment in such Buffer Strategy and the relative price of the Index.

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The Fund constructs each monthly tranche of a 20% Buffer Strategy with FLEX Options that will be held for an approximate period of one year. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months.

Each monthly tranche of a 20% Buffer Strategy that is constructed within the Fund’s portfolio seeks to provide returns or losses before all estimated fees and expenses based on the price performance of the Index (which does not include the dividends paid by the companies in the Index) from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year (the “Tranche Holding Period”) subject to the following conditions:

●	If the price of the Index appreciates over the Tranche Holding Period, the tranche seeks to provide a total return that increases by the percentage increase of the price of the Index, up to a maximum return that is determined at the start of the Tranche Holding Period (the “Capped Return”).

●	If the price of the Index decreases over the Tranche Holding Period by 20% or less (the “Buffer Amount”), the tranche seeks to provide a total return of zero.

●	If the price of the Index decreases over the Tranche Holding Period by more than 20%, the tranche seeks to provide a total return loss that is 20% less than the percentage decrease in the price of the Index with a maximum loss of approximately 80%.

Each 20% Buffer Strategy has been specifically designed to produce the outcomes based upon the Index’s returns over the duration of the Tranche Holding Period. Each 20% Buffer Strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer, if the strategy was entered into on the day on which the 20% Buffer Strategy enters the FLEX Options (i.e., the first day of a Tranche Holding Period) and held until those FLEX Options expire at the end of the Tranche Holding Period. At the end of each Tranche Holding Period, the FLEX Options for that tranche are generally sold or expire, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that approximately every 30 days, one of the 20% Buffer Strategies will undergo a “reset” of its cap and a refresh of its buffer. At any given time, the Fund will generally hold one 20% Buffer Strategy with FLEX Options expiring within one month, a second 20% Buffer Strategy with FLEX Options expiring within two months, a third 20% Buffer Strategy with FLEX Options expiring within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the 20% Buffer Strategies creates diversification of investment time-period and market level (meaning the level of the Index at any given time) compared to the risk of acquiring or disposing of any one 20% Buffer Strategy at any one time. Because the Fund will increase its position in the 20% Buffer Strategies in connection with inflows of assets into the Fund and during any rebalance, the Fund may enter the 20% Buffer Strategies on days other than the first day of the Tranche Holding Period. Likewise, the Fund will exit some of its position in the 20% Buffer Strategies in connection with outflows of assets from the Fund and during any rebalance, and such disposals typically will not occur on the last day of a Tranche Holding Period. As a result, the value of the Fund’s investment in the 20% Buffer Strategies may not be buffered against a specific level of decline in the value of the Index and may not participate in a gain in the value of the Index up to a specific level of cap for the Fund’s investment period. At times during the Tranche Holding Period, the value of the securities in the Fund could vary because of related factors other than the level of the Index. Certain related factors are interest rates, implied volatility levels of the Index and securities comprising the Index, and implied dividend levels of the Index and securities comprising the Index. As a result, the Fund may experience investment returns that are very different from those that a single 20% Buffer Strategy seeks to provide.

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The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the Index and / or other investment companies that hold exchange-traded FLEX Options that reference the Index. Specifically, each tranche may consist of purchased call FLEX Options (i.e., options that give the Fund the right to receive the price of the Index), written put FLEX Options (i.e., options that obligate the Fund to receive the price of the Index), purchased put FLEX Options (i.e., options that give the Fund the right to pay the price of the Index), and written call FLEX Options (i.e., options that obligate the Fund to pay the price of the Index), Each monthly tranche is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive.

Option contracts on an index give one party the right to receive or deliver the cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

For any given tranche, the FLEX Options do not protect against declines of over 20% and investors will bear a loss that is 20% less than the percentage loss on the Index. Further, while each monthly tranche of the Fund seeks to limit losses from declines up to 20% of the Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow each monthly tranche of the Fund to participate in gains in the Index up to a maximum cap. Thus, even if Index gains exceed that maximum cap, the gains in each monthly tranche of the Fund will be capped. The Fund expects that its assets will generally be invested evenly across the monthly tranches. As a result, portions of the Fund’s investments will have different levels of protection against declines in the Index and different levels of capped gains from gains in the Index. This creates diversification of market levels, protection levels and capped levels on a monthly basis compared to the risk of investing only in a single monthly tranche with the market level, protection level and capped level fixed for approximately one year.

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The Fund’s strategy is designed so that any amount owed by the Fund on FLEX Options written by the Fund (“Written Options”) will be covered by payouts at the expiration of the FLEX Options purchased by the Fund (“Purchased Options”). The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. Because amounts owed on the Written Options will be covered by payouts at the expiration of the Purchased Options, the Fund will not be in a net obligation position from the use of FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities to maintain liquidity or pending selection of investments in accordance with its policies.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The positive or negative return of each monthly tranche is subject to a capped upside and partial downside protection. The target returns or loss for an investment in each monthly tranche is based on an assumption of holding the investment for one year, the price performance of the Index, and the maximum capped return. Because each monthly tranche’s return will be capped, the return of the Fund with respect to any particular tranche may be less than the performance of the Index.

The Fund’s investment strategy is not designed to achieve a specific outcome over a specific holding period. The Fund invests in a portfolio of 20% Buffer Strategies. Each 20% Buffer Strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer, if the strategy was entered into on the day on which the 20% Buffer Strategy enters the FLEX Options (i.e., the first day of a Tranche Holding Period) and held until those FLEX Options expire at the end of the Tranche Holding Period. Because the Fund will increase its position in the 20% Buffer Strategies in connection with inflows of assets into the Fund and during any rebalance, the Fund may enter the 20% Buffer Strategies on days other than the first day of the Tranche Holding Period. Likewise, the Fund will exit some of its position in the 20% Buffer Strategies in connection with outflow of assets from the Fund and during any rebalance, and such disposals typically will not occur on the last day of a Tranche Holding Period. As a result, the value of the Fund’s investment in the 20% Buffer Strategies may not be buffered against a specific level of decline in the value of the Index and may not participate in a gain in the value of the Index up to a specific level of cap for the Fund’s investment period. At times during the Tranche Holding Period, the value of the securities in the Fund could vary because of related factors other than the price of the Index. Certain related factors are interest rates, implied volatility levels of the Index and securities comprising the Index, and implied dividend levels of the Index and securities comprising the Index.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

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FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as the Index (although they generally move in the same direction) or its underlying securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Index, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Index and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities or stock indexes on which the options are based.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Equity Risk. The Fund seeks to provide an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

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Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The Fund is subject to performance and equity risk related to the US large cap equities. Options’ payments at expiration are based on the price performance of the US large cap equity market. The FLEX Options represent indirect positions in the US large cap equity market and are subject to changes in value as the price of the US large cap equity market rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the US large cap equity market. The settlement value of the FLEX Options is based on the Index on the option expiration date only, and will be substantially determined by market conditions as of such time. The Index replicates the performance of the US large cap equity market. The value of the Index will fluctuate over time based on fluctuations in the value of the stocks comprising the Index which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Index and the securities comprising the Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the stocks that comprise the Index. The Fund seeks to provide target returns referencing the price performance of the Index, which does not include returns from dividends paid by the stocks that comprise the Index.

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The value of the Fund does not appreciate due to dividend payments paid by the companies in the Index. The Fund seeks to provide target returns referencing the price performance of the Index, which does not include returns from dividends paid by the companies in the Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Although they generally move in the same direction, the value of the FLEX Options does not increase or decrease at the same rate as the Index or its underlying securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Index, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Index and the remaining time to expiration, all of which will cause the Fund’s NAV to fluctuate.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 20% of its net assets in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares of the Fund.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. In managing the Fund’s investment portfolio, the Adviser and portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Large Shareholders and Redemptions Risk. The Fund may be adversely affected when a large shareholder purchases or redeems a large amount of shares relative to the size of the Fund, which can occur at any time. Large shareholder transactions can cause the Fund to sell certain assets in order to meet purchase or redemption requests, which could indirectly affect the liquidity of the Fund’s portfolio. A smaller fund can be more adversely affected by large purchases or redemptions.

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Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the U.S. federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class Y shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with a broad measure of market performance, known as the Fund’s “benchmark index”. Investors should be aware that the Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The calendar year returns for the for the Fund’s Class Y shares will differ from those of the Class I shares due to different expense structures. Performance shown does not reflect the fees and expenses deducted under the variable insurance contracts through which you invest in the Fund. If these amounts were reflected, the Fund’s returns would be less than those shown.

Updated performance information is available at https://www.vestfin.com/insurance-funds or by calling the Fund toll-free at 855-979-6060.

During the periods shown, the highest quarterly return was 5.91% (quarter ended December 31, 2023), and the lowest quarterly return was -0.46% (quarter ended September 30, 2023).

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Average Annual Total Returns for Periods Ended December 31, 2024

The table below shows how the Fund’s average annual total returns compare to those of the Fund’s broad-based market benchmark index, the S&P 500® Index, and the MerQube US 20% Buffer Laddered Index, which is the Fund’s secondary index. Performance shown does not reflect any charges or expenses imposed by an insurance company, and, if it did, performance shown would be lower.

	1 Year	Since Inception (08/25/2022)
Class Y Shares	9.95%	10.09%

Class I Shares	9.71%	9.83%

S&P 500® Index	25.02%	17.91%

MerQube US 20% Buffer Laddered Index	12.24%	11.61%

Investment Adviser

Vest Financial LLC is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception on August 25, 2022.

Trevor Lack, Managing Director of the Adviser, has served as a portfolio manager to the Fund since February 2025.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

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Purchase and Sale of Fund Shares

Fund shares are available as underlying investment options for variable insurance contracts and variable life insurance policies (each, a “variable contract,” and, collectively, the “variable contracts”) issued by insurance companies. These insurance companies are the record owners of the separate accounts holding Fund shares. You do not buy, sell or exchange Fund shares directly; rather, you choose investment options through your variable contracts. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose.

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because Fund shares must be purchased through separate accounts used to fund variable contracts, such dividends and distributions will be exempt from current taxation by owners of variable contracts (each, a “contract owner,” and, collectively “contract owners”) if left to accumulate within a separate account. Consult the variable contract prospectus for additional tax information.

Payments to Broker-Dealers and Other Financial Intermediaries

This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

References in the rest of this section to “the Fund” are to any one of the Funds referenced in the particular sub-section.

The Vest US Large Cap 10% Buffer Strategies VI Fund and the Vest US Large Cap 20% Buffer Strategies VI Fund (each a “Fund” or together the “Funds”) each seek to provide investors with capital appreciation. The Funds’ investment objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.

The Funds does not attempt to, and should not be expected to, reflect the return of any particular index. The value of shares may be influenced by multiple factors, including, but not limited to:

●	The return and volatility of the US large cap indices that are the refences asset of the Fund’s FLEX Options

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●	The dividend rate on the US large cap indices;

●	Interest rates;

●	Economic, financial, political, regulatory, and other events that affect the US large cap indices and/or issuers of securities in the US large cap indices.

Each monthly tranche of the Funds currently may, under normal conditions, consist of four kinds of FLEX Options referred to as the Purchased Call Options, Written Call Options, Purchased Put Options, and Written Put Options (each of these is further described below). The Purchased Call Options and Purchased Put Options may be referred to as the “Purchased Options.” The Written Put Options and Written Call Options may be referred to as the “Written Options.” The Purchased Call Options and Written Call Options together may be referred to as the “Call Options.” The Purchased Put Options and Written Put Options may be referred to as the “Put Options”.

The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize assets and indices referenced by the options, exercise prices, exercise styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions.

The Funds are designed so that any amount owed by either Fund on the Written Options will be covered by payouts at expiration from the Purchased Options. The Funds receive premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. The OCC and the securities exchange that the Options are listed on do not charge ongoing fees to writers or purchasers of the options during their life for continuing to hold the option contracts. Because amounts owed on the Written Options will be covered by payouts at expiration from the Purchased Options, the Fund will not be required to post any additional collateral for the options. It is possible that applicable regulations governing the Funds’ utilization of the FLEX Options may change at some point in the future in which case the Funds will conform to such requirements and, accordingly, its obligations to cover its positions may change.

Purchased Call Options. The “Purchased Call Options” are call options purchased by the Funds, each with a strike price lower than the “Initial Level,” which is the price of the Index on the third Wednesday of the month of the respective monthly tranche of the Fund (“Purchased Call Option Strike Price”). If the price of shares of the Index as of the option expiration date (the “Closing Value”) is less than or equal to the Purchased Call Option Strike Price at the option expiration date, the Purchased Call Options will expire without a payment being made to the Fund (i.e., the Purchased Call Options will expire worthless). If the Closing Value is greater than the Purchased Call Option Strike Price, then the Purchased Call Options collectively provide payment to be made to the Fund on the option expiration date corrected for any Corporate Actions.

Written Call Options. The “Written Call Options” are call options written by the Fund each with a strike price higher than the Initial Level (“Written Call Option Strike Price”). If the Closing Value is less than or equal to the Written Call Option Strike Price at the option expiration date, the Written Call Options will expire without a payment being made by each Fund. If the Closing Value is greater than the Written Call Option Strike Price, then the Written Call Options collectively provide payment to be made by a Fund on the option expiration date corrected for any Corporate Actions.

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Purchased Put Options. The “Purchased Put Options” are put options purchased by the Fund each with a strike price higher than the Initial Level (“Purchased Put Option Strike Price”). If the Closing Value is greater than or equal to the Purchased Put Option Strike Price at the option expiration date, the Purchased Put Options will expire without a payment being made to the Fund (i.e., the Purchased Put Options will expire worthless). If the Closing Value is less than the Purchased Put Option Strike Price, then the Purchased Put Options collectively provide payment to be made to the Fund on the option expiration date corrected for any Corporate Actions.

Written Put Options. The “Written Put Options” are put options written by the Fund each with a strike price lower than the Initial Level (“Written Put Option Strike Price”). If the Closing Value is greater than or equal to the Written Put Option Strike Price at the option expiration date, the Written Put Options will expire without a payment being made by the Fund. If the Closing Value is less than the Written Put Option Strike Price, then the Written Put Options collectively provide payment to be made by the Fund on the option expiration date corrected for any Corporate Actions.

Temporary Investments. From time to time, each Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities to maintain liquidity or pending selection of investments in accordance with its policies.

ADDITIONAL INFORMATION ABOUT RISK

It is important that you closely review and understand the risks of investing in the Funds. Each Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that a Fund will meet its investment objective. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests directly or indirectly can be worse than expected and investments may fail to perform as the Adviser expects. As a result, the value of your shares in the Fund may decrease. Specific risks of investing in the Fund are described below. The risks may apply indirectly through the Fund’s investments in other investment companies and derivative securities.

The Funds do not attempt to, and should not be expected to, reflect the return of any particular US large cap index. The value of shares may be influenced by multiple factors, including, but not limited to:

●	The return and volatility of the US large cap indices;

●	The dividend rate on the US large cap indices;

●	Interest rates;

●	Economic, financial, political, regulatory, and other events that affect the issues in the US large cap indices and/or issuers of securities in the US large cap indices.

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The Funds also might not perform as well as you expect. This can happen for the following reasons:

The Funds’ return or loss is subject to a capped upside and partial downside protection. The target return or loss for an investment in the Funds is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the Index, and the maximum capped return. Because each Fund’s return will be capped, the return of the Fund may be less than the performance of the Index. Each Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on the Fund’s purchasing shares on the third Wednesday of the month and holding until the third Wednesday of the same month the following year. You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the Index, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Funds’ investment strategy is not designed to achieve a specific outcome over a specific holding period. Each Fund invests in a portfolio of 10% or 20% Buffer Strategies. Each 10% or 20% Buffer Strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer, if the strategy was entered into on the day on which the 10% or 20% Buffer Strategy enters the FLEX Options (i.e., the first day of a Tranche Holding Period) and held until those FLEX Options expire at the end of the Tranche Holding Period. Because each Fund will increase its position in the 10% or 20% Buffer Strategies in connection with inflows of assets into the Fund and during any rebalance, the Fund may enter the 10% or 20% Buffer Strategies on days other than the first day of the Tranche Holding Period. Likewise, each Fund will exist some of its position in the 10% or 20% Buffer Strategies in connection with outflows of assets from the Fund and during any rebalance, and such disposals typically will not occur on the last day of a Tranche Holding Period. As a result, the value of each Fund’s investment in the 10% or 20% Buffer Strategies may not be buffered against a specific level of decline in the value of the Index and may not participate in a gain in the value of the Index up to a specific level of cap for the Fund’s investment period. At times during the Tranche Holding Period, the value of the securities in the Fund could vary because of related factors other than the price of the Index. Certain related factors are interest rates, implied volatility levels of the Index and securities comprising the Index, and implied dividend levels of the Index and securities comprising the Index.

Derivative Securities Risk. The Fund may invest in derivative securities, including options. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge, or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

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Options Risk. An option represents a contract sold by one party (the option writer) to another party (the option holder). The contract offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price during a certain period of time or on a specific date. Option transactions in which the Fund may engage involve the following risks:

●	the writer of an option may be assigned an exercise at any time during the option period;

●	disruptions in the markets for underlying instruments could result in losses for options investors;

●	imperfect or no correlation between the option and securities being hedged;

●	the insolvency of a broker could present risks for the broker’s customers; and

●	market imposed restrictions may prohibit the exercise of certain options.

In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund, which may reduce returns.

Call Options. A call option is an option to buy assets at an agreed-upon price on or before a particular date. The seller (writer) of a call option which is covered (i.e., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire investment (i.e., the premium paid) in the call option. However, if the buyer of the call sells short the underlying security, the loss on the call will be offset in whole or in part by gain on the short sale of the underlying security.

Put Options. A put option is an option to sell assets at an agreed price on or before a particular date. The seller (writer) of a put option which is covered (i.e., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the short position for values of the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment (i.e., the premium paid) in the put option. However, if the buyer of the put holds the underlying security, the loss on the put will be offset in whole or in part by any gain on the underlying security.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

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FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Equity Risk. Equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. These fluctuations could be a drastic movement or a sustained trend. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services or broader economic or market events, including changes in interest rates. Common stocks in general are subject to the risk of an issuer liquidating or declaring bankruptcy, in which case the claims of owners of the issuer’s debt securities and preferred stock take precedence over the claims of common stockholders.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. As the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline. To the extent that the Fund experiences high redemptions because of these governmental policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and will lower the Fund’s performance.

Security prices will fluctuate. The value of your investment may fall over time because the Fund is subject to market risk. Market risk is the possibility that, over short or long periods, prices of assets that may be held by the Fund will decline. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. An investment in the Fund represents an indirect investment in the FLEX Options. The shares of the Fund at any point in time may be worth less than the original investment.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make each Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

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Option Risk. Purchased put options may expire worthless and may have imperfect correlation to the value of the Index. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

The Fund is subject to performance and equity risk related to the Index and securities comprising the Index. The formulas to calculate the options’ payments at expiration are based on the price performance of the Index. The FLEX Options represent indirect positions in the Index and are subject to changes in value as the price of the Index rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the Index and the value of the securities comprising the Index. The settlement value of the FLEX Options is based on the Index Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The values of the FLEX Options do not increase or decrease at the same rate as the Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Although they generally move in the same direction, the value of the FLEX Options does not increase or decrease at the same rate as the Index or its underlying securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Index, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Index, and the remaining time to expiration, all of which will cause the Fund’s NAV to fluctuate.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that it will not invest more than 10% of its net assets in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

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Under certain circumstances, current market prices may not be available with respect to the FLEX Options. Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund than is a diversified fund. Because of this, greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. There is no guarantee that the use of technology, automated processes, algorithms, or other systems used in connection with portfolio management activities—including investment selection, optimization, order routing, execution and allocation processes—will produce the desired results or enable a Fund to achieve its investment objective.

Large Shareholders and Redemptions Risk. A Fund may be adversely affected when a large shareholder purchases or redeems large amounts of shares, which can occur at any time and may impact the Fund in the same manner as a high volume of purchase or redemption requests. Large shareholder transactions may cause the Fund to sell certain assets in order to meet purchase or redemption requests, which could indirectly affect the liquidity of the Fund’s portfolio. Such transactions may also increase the Fund’s transaction costs, decrease economies of scale, accelerate the realization of taxable income, or otherwise cause the Fund to perform differently than intended. While large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time. Moreover, the Fund is subject to the risk that other shareholders may make investment decisions based on the choices of a large shareholder, which could exacerbate any potential negative effects experienced by the Fund.

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MANAGEMENT

The Investment Adviser.

Vest Financial LLC (the “Adviser”), 8530 Broad Street, Suite 240, McLean, Virginia 22102, serves as investment adviser to the Funds. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of each Fund’s investment portfolio. The Adviser is responsible for selecting each Fund’s investments according to the Fund’s investment objective, policies and restrictions. The Adviser was established in September 2012. As of the date of this prospectus, the Adviser is designated as the investment adviser to six series in the Trust, including the Vest US Large Cap 10% Buffer Strategies VI Fund and the Vest US Large Cap 20% Buffer Strategies VI Fund. The Adviser also serves as, and is designated as investments adviser to other institutions, sub-advised separately managed accounts and exchange-traded funds. As of March 31, 2025, the Adviser had approximately $38.9 billion in assets under management.

The Adviser also furnishes each Fund with office space and certain administrative services. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of each Fund’s daily net assets at a rate of 0.75%. For the fiscal year ended December 31, 2024, the Adviser earned an aggregate fee of 0.75% of each Fund's daily net assets for investment advisory services, all of which was waived pursuant to each Fund's expense limitation agreement.

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of each Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.80% of the daily net assets of each class of shares of the Funds offered in this prospectus. This expense limitation agreement may be terminated by the Adviser or the Trust at any time after April 30, 2026. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by a Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The expense limitation agreement shall terminate automatically upon the termination of the Adviser’s Advisory Agreement with the Trust; provided, however, that the obligation of the Trust to reimburse the Adviser with respect to the Funds shall survive the termination of the expense limitation agreement unless the Trust and the Adviser agree otherwise.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Funds is available in the Funds’ annual report to shareholders for the period ended December 31, 2024.

The Portfolio Managers

The Funds are managed on a day-to-day basis by Karan Sood and Trevor Lack.

Mr. Sood has over ten years of experience in derivative based investment strategy design and trading. Mr. Sood joined the Adviser in 2012. Prior to joining the Adviser, Mr. Sood worked at ProShare Advisors LLC. Prior to ProShare, Mr. Sood worked as a Vice President at Barclays Capital. Last based in New York, he was responsible for using derivatives to design structured investment strategies and solutions for the firm’s institutional clients in the Americas. Prior to his role in New York, Mr. Sood worked in similar capacity in London with Barclays Capital’s European clients. Mr. Sood received a master’s degree in Decision Sciences & Operations Research from London School of Economics & Political Science, London. He also holds a bachelor’s degree in engineering from the Indian Institute of Technology, Delhi.

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Mr. Lack has over ten years of experience as a Portfolio Manager. Mr. Lack joined the Adviser in 2019. Prior to joining the Adviser, Mr. Lack worked at ProShare Advisors LLC from 2011 to 2019. Mr. Lack received a master’s degree in finance from Johns Hopkins University. He also holds a bachelor’s degree in business from Northeastern University.

The Funds’ Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in the Funds.

ADDITIONAL INFORMATION ABOUT THE FUNDS

The Trust

The Funds are each series of the World Funds Trust, an open-end management investment company organized as a Delaware statutory trust on April 9, 2007. The Trustees supervise the operations of the Funds according to applicable state and federal law, and the Trustees are responsible for the overall management of the Funds’ business affairs.

Rule 12b-1 Fees

The Board has adopted a Distribution and Service Plan for each Fund’s Class I Shares (the “12b-1 Plan”) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the 12b-1 Plan, each Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. Each Fund finances these distribution and service activities through payments made to certain financial intermediaries. The fee paid is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for the Class I Shares.

The 12b-1 Plan, while primarily intended to compensation for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

Shareholder Services Plan

The Funds have adopted a shareholder services plan with respect to their Class I and Class Y Shares. Under the shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of its average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

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Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the Investment Company Act of 1940, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of the shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Funds will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm’s customers.

The Funds do not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Funds also do not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the Funds and any compensation the authorized firm may receive directly from its clients.

Shareholder Servicing

Certain financial intermediaries that maintain “street name” or omnibus accounts with the Funds provide sub-accounting, recordkeeping and/or administrative services to the Fund and are compensated for such services by the Fund. These service fees may be paid in addition to the fees paid under the 12b-1 Plan. For more information, please refer to the SAI.

Other Expenses

In addition to the 12b-1 fees and the investment advisory fees, the Funds pay all expenses not assumed by the Adviser, including, without limitation, the following: the fees and expenses of administrators, transfer agents, independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. Complete holdings (as of the dates of such reports) are available in reports on Form N-PORT and Form N-CSR filed with the Securities and Exchange Commission (the “SEC”).

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PURCHASE AND SALE OF SHARES

Shares of a Fund may be purchased and sold only through variable contracts offered by insurance companies with which the Trust has entered into a participation agreement (each, a “Participating Insurance Company,” and, collectively, the “Participating Insurance Companies”). These Participating Insurance Companies are the record owners of the separate accounts holding the Fund shares. You do not buy, sell or exchange Fund shares directly; rather, you choose investment options through your variable contract. The Participating Insurance Companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you previously chose.

Each Fund sells and redeems its shares, without charge, at their NAV next determined after the applicable Fund or its agent receives a purchase or redemption request in good order. The value of shares redeemed may be more or less than the original cost. The Funds generally intend to redeem their shares for cash. Subject to applicable federal law including the 1940 Act, a Fund may also redeem its shares wholly or partly in securities or other assets if the Board determines, in its sole discretion, that such payment is advisable in the interest of the remaining shareholders of the applicable Fund. If a redemption is paid wholly or partly in securities or other assets, the redeeming shareholder would incur transaction costs in disposing of the redemption proceeds.

Each Fund normally pays for shares redeemed within seven days after the applicable Fund receives the redemption request in good order. However, the Trust may suspend the right of redemption for any Fund for such periods of time as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or other assets, or the valuation of net assets, not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Distributions. The Funds pay out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year, in December. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.

How distributions and transactions are taxed. Dividends and other distributions made by the Fund, as well as transactions in Fund shares, generally are not taxable, except to the extent described in your qualified plan documentation or variable contract prospectus. Please consult such documents for more information.

Other tax-related considerations. The Fund intends to continue to qualify for treatment as a “regulated investment company” for U.S. federal tax purposes (“RIC”) by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund is not subject to U.S. federal income tax on its ordinary income and net realized capital gains that it distributes to its shareholders. It is the Fund’s intention to distribute all such income and gains for each taxable year.

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Because the Fund is offered to, among others, insurance company separate accounts (each, a “Separate Account”) to fund variable contracts, it must meet special diversification standards beyond those that apply to RICs in general under Subchapter M. That is so because Code Section 817(h) and the regulations thereunder require that a Separate Account be “adequately diversified” (see the next paragraph for certain rules regarding that term) in order for the tax deferral for variable contracts based thereon to apply. In determining whether a Separate Account is so diversified, the Separate Account may “look-through” a RIC that satisfies certain criteria – which the Fund has done for each past taxable year and intends to continue to do so – and treat the RIC’s assets as its own. If the Fund’s assets failed to meet those diversification standards, you could be subject to adverse tax consequences – for example, distributions of the net income earned, and net gains realized by the Fund to the Separate Accounts that are invested in the Fund (“Fund Accounts”) would generate a current tax liability for you instead of the tax deferral mentioned above.

Accordingly, the Fund intends to continue to comply with the diversification requirements of Section 817(h) and the regulations so that owners of the variable contracts based on the Fund Accounts will not be subject to U.S. federal income tax on distributions from the Fund to those Accounts.

Under the relevant regulations, a Separate Account is deemed to be adequately diversified if (1) no more than 55% of the value of the account’s total assets is represented by any one investment, (2) no more than 70% of that value is represented by any two investments, (3) no more than 80% of that value is represented by any three investments, and (4) no more than 90% of that value is represented by any four investments. Section 817(h) and those regulations also provide, as a safe harbor, that a Separate Account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of its total assets is represented by cash and cash items, government securities, and securities of other RICs.

For purposes of those regulations, all securities of the same issuer are treated as a single investment, but each U.S. government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

The foregoing is only a summary of some of the important U.S. federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the taxation of the Fund. You should refer to the prospectus for your variable contract or your qualified plan documentation, or consult with your tax adviser, for information regarding taxes applicable to your variable contract or qualified plan, as applicable.

NET ASSET VALUE

Each Fund’s share price, called the NAV per share, is determined on each business day that the NYSE is open for trading, as of the close of business of the regular session of the NYSE (generally 4:00 p.m., Eastern time). NAV per share is computed by adding the total value of a Fund’s investments and other assets attributable to the applicable class of the Fund, subtracting any liabilities attributable to the applicable class, and then dividing by the total number of the shares outstanding of the applicable class. Due to the fact that different expenses may be charged against shares of different classes of a Fund, the NAV of the different classes may vary.

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Shares of the Funds are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price of a Fund’s shares is equal to the NAV plus the applicable front-end sales charge, if any. Shares of the Funds held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

Each Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on the NASDAQ National Market System, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Board, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the Adviser, under procedures set by the Board.

On days where FLEX Options are traded close to the valuation time (typically, within one hour of the valuation time), such FLEX Options are valued at their executed market price. If a FLEX Option is not traded during this time, the FLEX Option will be valued by a Pricing Service that utilizes an options pricing model Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the FLEX Option, implied volatility, and the level of the underlying reference entity. Standardized listed options are valued at the last quoted sales price at the valuation time. If a standardized option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices on the exchange at the valuation time.

The Board has appointed the Adviser as its designee (the “Valuation Designee”) to be responsible for all fair value determinations for the Funds. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times so long as the Valuation Designee believes that these values reflect fair value at the time the Funds’ NAV is determined.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that, in the opinion of the Valuation Designee, is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored by the Valuation Designee to evaluate accuracy. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing.

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SHARE CLASS ALTERNATIVES

The Funds offer investors two different classes of shares through this prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices and minimum investment requirements. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

Class I Shares

Class I Shares are offered with no front-end or contingent deferred sales charge and are subject to a 0.25% Rule 12b-1 fee.

Class Y Shares

Class Y Shares are offered with no front-end or contingent deferred sales charge and are not subject to any Rule 12b-1 fees.

FREQUENT PURCHASES AND REDEMPTIONS

Each Fund seeks to discourage excessive short-term trading in Fund shares (i.e., either frequent exchanges between shares or redemptions and repurchases of shares, in either case, within a short period of time), which may negatively impact long-term Fund performance and disrupt portfolio management strategies by requiring the applicable Fund to maintain excessive cash and/or liquidate portfolio holdings at disadvantageous times and prices, in addition to incurring increased brokerage and other transaction or administrative costs. In addition, under certain circumstances, the value of shares held by long-term investors may be diluted where excessive short-term trading activity is conducted to seek to take advantage of arbitrage opportunities from stale prices for portfolio assets. A Fund may be more or less affected by short-term trading in shares depending on various factors, such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in the shares and other factors. Funds that invest in foreign securities or other assets may be at greater risk for excessive short-term trading.

The Board has adopted policies and procedures designed to discourage excessive short-term trading of shares (the “Market Timing Policy”). The Board may revise the Market Timing Policies at any time and without prior notice.

It is difficult for the Funds to monitor short-term trading because the insurance company separate accounts that invest in the Funds typically aggregate the trades of all of their respective contract owners into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract owners’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, excessive short-term trading by an individual contract owner within that aggregated trade or omnibus account, but, instead, must rely on the insurance company to monitor its individual contract owner trades to identify excessive short-term traders.

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The Trust has therefore entered into agreements with each Participating Insurance Company to help detect and prevent excessive short-term trading. Under these agreements, a Participating Insurance Company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner that a Fund has identified as engaging in excessive short-term trading. Participating Insurance Companies have also agreed to assist the Trust in implementing the Market Timing Policies. Accordingly, if a Fund detects potential excessive short-term trading activity, the Fund will generally contact the applicable Participating Insurance Company and may ask the Participating Insurance Company to take additional action, if appropriate, based on the particular circumstances. When a Fund identifies, or it or its agent believes it has identified, excessive short-term trading activity, the Fund may, in its sole discretion, restrict or reject any such purchases or exchanges.

Each insurance company has its own policies and restrictions on excessive short-term trading. Additionally, the terms and restrictions on excessive short-term trading may vary from one variable contract to another, even among those variable contracts issued by the same insurance company. Therefore, please refer to the prospectus and SAI for your variable contract for specific details about limitations on transfers and other transactions that your insurance company may impose in seeking to discourage excessive short-term trading.

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PAYMENTS TO INSURANCE COMPANIES AND/OR THEIR AFFILIATES

Marketing Support Services. The Participating Insurance Company that issued your variable contract and/or its affiliates may receive the Rule 12b-1 Plan fees discussed above. In addition to those payments, the Adviser may, from time to time, at its expense and from its own legitimate profits, make cash payments to a Participating Insurance Company and/or its affiliates as incentives to certain Participating Insurance Companies and/or their affiliates to promote the sale and retention of Fund shares. The Adviser may also make payments to Participating Insurance Companies and/or their affiliates for marketing support, training and ongoing education for sales personnel about the Funds, financial planning needs of contract owners that allocate contract value to a Fund, marketing and advertising of the Funds, and access to periodic conferences relating directly or indirectly to the Funds, among other marketing support services. The benefits that the Adviser receives when making these payments may include, among other things, adding the Funds to the list of underlying investment options in the Participating Insurance Company’s variable contracts and access to individual members of a Participating Insurance Company’s sales force or its management. The Adviser compensates Participating Insurance Companies and/or their affiliates differently, generally depending upon the level and/or type of services received. The payments the Adviser makes may be calculated on sales of Fund shares (“Sales-Based Payments”), in which case such payments are based on the offering price of all shares sold through variable contracts during the particular period. Such payments also may be calculated on the average daily net assets of the Funds attributable to a particular Participating Insurance Company and/or its affiliates (“Asset-Based Payments”) during a defined period. Sales-Based Payments primarily create incentives to make sales of Fund shares and Asset-Based Payments primarily create incentives to retain assets of the Funds in Participating Insurance Company separate accounts. To the extent Participating Insurance Companies sell more Shares of a Fund or retain shares of a Fund in their contract owners’ accounts, the Adviser may directly or indirectly benefit from the incremental management and other fees paid to the Adviser by the Funds with respect to those assets.

Administrative Support Services. The Adviser may make payments to Participating Insurance Companies and/or their affiliates for certain administrative services provided to the Funds. These services may include, but are not limited to, distributing Fund documents, such as prospectuses and shareholder reports, to existing contract owners; hosting and maintaining a website to ensure that Fund documents are publicly accessible, free of charge, to existing contract owners; maintaining and preserving records related to the purchase, redemption and other account activity of contract owners; assisting with proxy solicitations on behalf of the Funds, including soliciting and compiling voting instructions from contract owners; preparing, printing and distributing reports of values to existing contract owners with respect to their existing contract values allocated to the Funds; receiving and answering correspondence from existing contract owners, including requests for Fund documents, relating to their existing investments in the Funds; and answering questions from existing contract owners about their current investments in the Funds. The cost of providing the services and the overall package of services provided may vary from one arrangement to another. The Adviser does not make an independent assessment of a Participating Insurance Company’s or its affiliate’s cost of providing such services. Accordingly, a Participating Insurance Company or its affiliate may earn profits on these payments for these services, since the amount of the payments may exceed the actual costs of providing the services. The Adviser pays for these administrative support services out of its own legitimate profits.

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Additional Information About these and Other Payments. You can find further details in the SAI about these payments and the services provided by Participating Insurance Companies and/or their affiliates. In certain cases, these payments could be significant to the Participating Insurance Company or its affiliate. Your insurance company may charge you additional fees or commissions on your variable contract other than those disclosed in this Prospectus. You may ask your insurance company about any payments it or its affiliates receive from the Adviser, or the Funds, as well as about fees and/or commissions the insurance company charges. The prospectus for your variable contract may also contain additional information about these payments.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the periods presented. Certain information reflects financial results for a single Share. The total returns in the tables represent the rate that an investor would have earned [or lost] on an investment in each class of shares of the Funds (assuming reinvestment of all dividends and distributions). The financial highlights for the periods presented have been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose unqualified report thereon, along with the Funds’ financial statements, are included in the Funds’ annual report in Form N-CSR and are incorporated by reference into the SAI. Additional performance information for the Funds is included in the annual and semi-annual reports. The Funds’ Form N-CSR and the SAI are available at no cost from the Funds by calling toll free 855-979-6060. The following information should be read in conjunction with the financial statements and notes thereto.

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VEST US LARGE CAP 10% BUFFER STRATEGIES VI FUND
Financial Highlights	Selected Per Share Data Throughout Each Period

	Class I
	For the year ended December 31, 2024		For the year ended December 31, 2023	August 26, 2022(1) through December 31, 2022
Net asset value, beginning of period	$22.83		$19.38	$20.02
Investment activities
Net investment income (loss)(2)	(0.24)		(0.19)	(0.07)
Net realized and unrealized gain (loss) on investments	3.71		3.82	(0.57)
Total from investment activities	3.47		3.63	(0.64)
Distributions
Net realized gain	(0.33)		(0.18)	—
Total distributions	(0.33)		(0.18)	—
Net asset value, end of period	$25.97		$22.83	$19.38
Total Return(3)	15.19%		18.73%	(3.20%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.93	%(5)	3.00%	8.54%
Expenses, net of waiver	1.06	%(5)	1.05%	1.05%
Net investment income (loss)	(0.96%)		(0.87%)	(0.98%)
Portfolio turnover rate(6)	0.00%		0.00%	0.00%
Net assets, end of period (000’s)	$4,905		$547	$50

(1)	Commencement of Operations.

(2)	Per share amounts calculated using the average number of shares outstanding during the period.

(3)	Total return is for the period indicated and has not been annualized for periods of less than one year.

(4)	Ratios to average net assets have been annualized.

(5)	Gross and net expenses reflect the effect of proxy expense which is excluded from the Fund’s Expense limitation agreement. Gross and net expenses excluding proxy expense would have been 1.92% and 1.05% for the year ended December 31, 2024.

(6)	Portfolio turnover rate is zero due to the fund not holding any long-term securities at any month end during the period.

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VEST US LARGE CAP 10% BUFFER STRATEGIES VI FUND
Financial Highlights	Selected Per Share Data Throughout Each Period

	Class Y
	For the year ended December 31, 2024	For the year ended December 31, 2023	August 26, 2022(1) through December 31, 2022
Net asset value, beginning of period	$22.90	$19.40	$20.02
Investment activities
Net investment income (loss)(2)	(0.17)	(0.13)	(0.05)
Net realized and unrealized gain (loss) on investments	3.72	3.81	(0.57)
Total from investment activities	3.55	3.68	(0.62)
Distributions
Net realized gain	(0.33)	(0.18)	—
Total distributions	(0.33)	(0.18)	—
Net asset value, end of period	$26.12	$22.90	$19.40
Total Return(3)	15.49%	18.97%	(3.10%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.70%	3.29%	6.53%
Expenses, net of waiver	0.80%	0.80%	0.80%
Net investment income (loss)	(0.70%)	(0.62%)	(0.73%)
Portfolio turnover rate(5)	0.00%	0.00%	0.00%
Net assets, end of period (000’s)	$4,142	$586	$503

(1)	Commencement of Operations.

(2)	Per share amounts calculated using the average number of shares outstanding during the period.

(3)	Total return is for the period indicated and has not been annualized for periods of less than one year.

(4)	Ratios to average net assets have been annualized.

(5)	Portfolio turnover rate is zero due to the fund not holding any long-term securities at any month end during the period.

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VEST US LARGE CAP 20% BUFFER STRATEGIES VI FUND
Financial Highlights	Selected Per Share Data Throughout Each Period

	Class I
	For the year ended December 31, 2024	For the year ended December 31, 2023	August 26, 2022(1) through December 31, 2022
Net asset value, beginning of period	$21.73	$19.99	$19.98
Investment activities
Net investment income (loss)(2)	(0.20)	(0.16)	(0.07)
Net realized and unrealized gain (loss) on investments	2.30	2.87	0.08
Total from investment activities	2.10	2.71	0.01
Distributions
Net realized gain	(1.71)	(0.97)	—
Total distributions	(1.71)	(0.97)	—
Net asset value, end of period	$22.12	$21.73	$19.99
Total Return(3)	9.71%	13.57%	0.05%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	5.86%	4.27%	6.78%
Expenses, net of waiver	1.05%	1.05%	1.05%
Net investment income (loss)	(0.90%)	(0.76%)	(0.96%)
Portfolio turnover rate(5)	0.00%	0.00%	0.00%
Net assets, end of period (000’s)	$65	$59	$52

(1)	Commencement of Operations.

(2)	Per share amounts calculated using the average number of shares outstanding during the period.

(3)	Total return is for the period indicated and has not been annualized for periods of less than one year.

(4)	Ratios to average net assets have been annualized.

(5)	Portfolio turnover rate is zero due to the fund not holding any long-term securities at any month end during the period.

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VEST US LARGE CAP 20% BUFFER STRATEGIES VI FUND
Financial Highlights	Selected Per Share Data Throughout Each Period

	Class Y
	For the year ended December 31, 2024	For the year ended December 31, 2023	August 26, 2022(1) through December 31, 2022
Net asset value, beginning of period	$21.81	$20.01	$19.98
Investment activities
Net investment income (loss)(2)	(0.15)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments	2.31	2.88	0.08
Total from investment activities	2.16	2.77	0.03
Distributions
Net realized gain	(1.71)	(0.97)	—
Total distributions	(1.71)	(0.97)	—
Net asset value, end of period	$22.26	$21.81	$20.01
Total Return(3)	9.95%	13.85%	0.15%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	5.61%	4.03%	6.50%
Expenses, net of waiver	0.80%	0.80%	0.80%
Net investment income (loss)	(0.65%)	(0.52%)	(0.71%)
Portfolio turnover rate(5)	0.00%	0.00%	0.00%
Net assets, end of period (000’s)	$601	$546	$478

(1)	Commencement of Operations.

(2)	Per share amounts calculated using the average number of shares outstanding during the period.

(3)	Total return is for the period indicated and has not been annualized for periods of less than one year.

(4)	Ratios to average net assets have been annualized.

(5)	Portfolio turnover rate is zero due to the fund not holding any long-term securities at any month end during the period.

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FOR MORE INFORMATION

You will find more information about the Funds in the following documents:

Statement of Additional Information: The Funds’ SAI dated May 1, 2025, which is on file with the SEC and incorporated by reference into this prospectus, contains additional information about the Funds.

Annual/Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.  In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

You can obtain a free copy of the SAI, annual and semi-annual reports to shareholders, and other information such as Fund financial statements, by writing to the Funds at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling the Fund toll-free at 855-979-6060, or by email at: mail@ccofva.com. The Funds’ prospectus, SAI, annual and semi-annual reports to shareholders, and other information such as Fund financial statements are available for viewing/downloading at https://www.vestfin.com/insurance-funds. General inquiries regarding the Funds may also be directed to the above address or telephone number.

Copies of these documents and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies of these documents may also be obtained, after paying a duplication fee, by electronic request at the following email address: publicinfo@sec.gov.

(Investment Company Act File No. 811-22172)

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Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

●	Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

●	Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this prospectus.

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STATEMENT OF ADDITIONAL INFORMATION

May 1, 2025

The Vest Family of Funds

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

855-505-VEST (8378)

Vest US Large Cap 10% Buffer Strategies VI Fund

Class I Shares

Class Y Shares

Vest US Large Cap 20% Buffer Strategies VI Fund

Class I Shares

Class Y Shares

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectus for the Vest US Large Cap 10% Buffer Strategies VI Fund and the Vest US Large Cap 20% Buffer Strategies VI Fund (collectively, “Funds”) dated May 1, 2025 as it may be supplemented or revised from time to time. This SAI is incorporated by reference into the Funds’ prospectus. A free copy of the Prospectus, SAI, semi-annual report and annual report can be obtained by writing to The Vest Family of Funds, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, or by calling toll-free 800-673-0550.

The Funds’ annual and semi-annual reports, prospectus and SAI are all available for viewing/downloading at https://www.vestfin.com/insurance-funds. General inquiries regarding the Funds may also be directed to the above address or telephone number.

THE VEST FAMILY OF FUNDS

Vest US Large Cap 10% Buffer Strategies VI Fund

Vest US Large Cap 20% Buffer Strategies VI Fund

Investment Adviser:

Vest Financial LLC

8350 Broad Street, Suite 240

McLean, Virginia 22102-5150

THE TRUST

General. World Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 9, 2007. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund”. The Agreement and Declaration of Trust permits the Trust to offer separate series (“funds”) of shares of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes and organization expenses; and (ii) pro rata share of the fund’s other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other mutual funds of the Trust, other than the Funds, are described in separate prospectuses and statements of additional information.

The Funds. This SAI relates to: (i) Vest US Large Cap 10% Buffer Strategies VI Fund (the “10% Buffer Fund”) and (iii) Vest US Large Cap 20% Buffer Strategies VI Fund (the “20% Buffer Fund”). The 10% Buffer VI Fund and the 20% Buffer VI Fund, collectively may be referred to herein as the “Vest Funds” or the “Funds”.

This SAI should be read in conjunction with the prospectus of the Funds. This SAI is incorporated by reference into the Funds’ prospectus. No investment in shares should be made without reading the prospectus. The Funds are separate investment portfolios or series of the Trust. Each of the Funds is “non-diversified” as that term is defined in the 1940 Act, the rules and regulations thereunder and the interpretations thereof.

Description of Multiple Classes of Shares. Each of the Funds are authorized to issue two classes of shares: (i) Class I Shares imposing no front-end or deferred sales charges and charging a 0.25% 12b-1 fee; and (ii) Class Y Shares imposing no front-end or deferred sales charges and charging no 12b-1 fee. Each of the foregoing classes of shares is authorized to pay up to 0.25% to third parties for the provision of shareholder services, including sub-accounting and sub-transfer agency fees.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Funds’ investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see “Description of Permitted Investments” in this SAI.

Portfolio Turnover. Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Fund. The Funds’ investment adviser, Vest Financial LLC (the “Adviser”), makes purchases and sales for the Funds’ portfolio whenever necessary, in the Adviser’s opinion, to meet each Fund’s objective.

DESCRIPTION OF PERMITTED INVESTMENTS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Funds’ prospectus. In seeking to meet its investment objective, each Fund may invest in any type of security whose characteristics are consistent with its investment programs described below. The Funds may invest in other investment companies and ETFs (defined below) (collectively “Underlying Funds”) – to the extent any of the investments or techniques are described, they may indicate the investments and techniques that the Funds generally will do directly or indirectly through investments in Underlying Funds.

Equity Securities. Equity securities in which the Funds invest include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

United States Government Obligations. These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association (“GNMA”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Farm Credit Banks, the Federal National Mortgage Association (“FNMA”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association). On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that FNMA and FHLMC had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both FNMA and FHLMC to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of FNMA and FHLMC.

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PC’s”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Securities of Other Investment Companies. Each Fund’s investments in ETFs, mutual funds and closed-end funds involve certain additional expenses and certain tax results. Generally, the Funds will not purchase securities of another investment company if, as a result: (i) more than 10% of the Funds’ total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the Funds, or (iii) more than 5% of the Funds’ total assets would be invested in any one such investment company. Each Fund will limit its investments in funds in accordance with the Section 12(d)(1)(A) limitations set forth above, except to the extent that any rules or regulations under the 1940 Act permit a Fund’s investments to exceed such limits. For example, Rule 12d1-4 permits a Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions. Among other conditions, the Rule prohibits a fund from acquiring control of another investment company (other than an investment company in the same group of investment companies), including by acquiring more than 25% of its voting securities. In addition, the Rule imposes certain voting requirements when a fund’s ownership of another investment company exceeds particular thresholds. If shares of a fund are acquired by another investment company, the “acquired” fund may not purchase or otherwise acquire the securities of an investment company or private fund if immediately after such purchase or acquisition, the securities of investment companies and private funds owned by that acquired fund have an aggregate value in excess of 10% of the value of the total assets of the fund, subject to certain exceptions. These restrictions may limit a Fund’s ability to invest in other investment companies to the extent desired. In addition, other unaffiliated investment companies may impose other investment limitations or redemption restrictions which may also limit a Fund’s flexibility with respect to making investments in those unaffiliated investment companies. In the alternative, the Funds may rely on Rule 12d1-3 under the 1940 Act, which allows unaffiliated mutual funds and ETFs to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority (“FINRA”) for funds of funds. In addition to ETFs, the Funds may invest in other investment companies such as open-end mutual funds or exchange-traded closed-end funds, within the limitations described above.

Investments in ETFs involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks, including risks that: (1) the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (2) an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (3) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value. Additionally, investments in fixed income ETFs involve certain inherent risks generally associated with investments in fixed income securities, including the risk of fluctuation in market value based on interest rates rising or declining and risks of a decrease in liquidity, such that no assurances can be made that an active trading market for underlying ETFs will be maintained.

Illiquid Investments. In accordance with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Funds may hold up to 15% of their net assets in “illiquid investments.” For this purpose, the term “illiquid investments” are investments that a Fund cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Funds monitor the portion of their total assets that are invested in illiquid investments on an ongoing basis in order to ensure that the value of illiquid securities held by the Funds do not exceed 15% of the Fund’s net assets.

The Funds must classify each portfolio investment at least monthly into one of four liquidity categories (highly liquid, moderately liquid, less liquid and illiquid), which are defined pursuant to the Liquidity Rule. Such classification is to be made using information obtained after reasonable inquiry and taking into account relevant market, trading and investment-specific considerations. Moreover, in making such classification determinations, the Funds determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund takes this determination into account when classifying the liquidity of that investment. The Funds may be assisted in classification determinations by one or more third-party service providers. Investments classified according to this process as “illiquid investments” are those subject to the 15% limit on illiquid investments.

The Funds have a liquidity risk management program designed to assess and manage the Funds’ liquidity risk. The program has been approved by the Funds’ Board of Trustees (“Board”), which has also approved the appointment of a liquidity program administrator (the “LPA”). The LPA is responsible for oversight of the Funds’ liquidity risk management efforts, including classifying the liquidity of each Fund investment, ensuring the Funds hold no more than 15% of net asset value in illiquid investments, ensuring that the Funds hold enough liquid assets to meet reasonably foreseeable redemption requests, and reporting to the Board regarding the effectiveness and operation of the liquidity risk management program.

Securities Options. The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (the “OCC”). Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100®. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

Each Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have paid a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Funds of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund’s securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Funds in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Options on Futures Contracts. The Funds may purchase and sell options on the same types of futures in which they may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options. The Funds may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Funds might look to a clearing corporation to exercise exchange-traded options, if a Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when a Fund writes a dealer option, it may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Funds will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that the Funds will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, the Funds may be unable to liquidate a dealer option. With respect to options written by the Funds, the inability to enter into a closing transaction may result in material losses to the Funds. This requirement may impair the Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

Derivatives.  Rule 18f-4 under the 1940 Act governs the Funds’ use of derivative instruments and certain other transactions that create future payment and/or delivery obligations by the Funds. Rule 18f-4 permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Fund, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”). In connection with the adoption of Rule 18f-4, the SEC eliminated the asset segregation framework arising from prior SEC guidance for covering Derivatives Transactions and certain financial instruments.

Under Rule 18f-4, “Derivatives Transactions” include the following: (i) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (ii) any short sale borrowing; (iii) reverse repurchase agreements and similar financing transactions, if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (iv) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

The Funds must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Funds to (i) appoint a Derivatives Risk Manager, (ii) maintain a Derivatives Risk Management Program designed to identify, assess, and reasonably manage the risks associated with Derivatives Transactions; (iii) comply with certain value-at-risk (VaR)-based leverage limits (VaR is an estimate of an instrument’s or portfolio’s potential losses over a given time horizon and at a specified confidence level); and (iv) comply with certain Board reporting and recordkeeping requirements.

Pursuant to Rule 18f-4, if a Fund enters into reverse repurchase agreements or similar financing transactions, the Fund will (i) aggregate the amount of indebtedness associated with all of its reverse repurchase agreements or similar financing transactions with the amount of any other “senior securities” representing indebtedness (e.g., bank borrowings, if applicable) when calculating the Fund’s asset coverage ratio or (ii) treat all such transactions as Derivatives Transactions.

The requirements of Rule 18f-4 may limit a Fund’s ability to engage in Derivatives Transactions as part of its investment strategies. These requirements may also increase the cost of the Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund.

Short Sales. The Funds may sell securities short as an outright investment strategy and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Temporary Investments. To maintain cash for redemptions and distributions, the Funds may invest in money market mutual funds and in investment grade short-term fixed income securities including short-term U.S. government securities, negotiable certificates of deposit, commercial paper, banker’s acceptances and repurchase agreements.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to each of the Funds and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Funds’ prospectus and SAI, the term “majority” of the outstanding shares of a Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

Each of the Funds:

1.	May not borrow money except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

2.	May not issue any senior securities to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

3.	May not underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.

4.	May not invest more than 25% of the value of its net assets in any one industry or group of industries. This restriction does not limit a Fund’s investments in: (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

5.	May not purchase or sell real estate except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

6.	May not make loans to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7.	May invest in commodities only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Funds’ prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. Currently, subject to modification to conform to the 1940 Act as interpreted or modified from time to time, each Fund is permitted, consistent with the 1940 Act, to borrow, and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by the Fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of the Fund, the Fund will reduce its borrowings within three days (not including Sundays and holidays) to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits the Funds to borrow for temporary purposes only in an amount not exceeding 5% of the value of the Fund’s total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. To the extent outstanding borrowings of a Fund exceed 5% of the value of the total assets of the Fund, the Fund will not make additional purchases of securities – the foregoing shall not be construed to prevent the Fund from settling portfolio transactions or satisfying shareholder redemptions orders.

Currently, with respect to senior securities, the 1940 Act and regulatory interpretations of relevant provisions of the 1940 Act establish the following general limits, subject to modification to conform to the 1940 Act as interpreted or modified from time to time: Open-end registered investment companies such as the Funds are not permitted to issue any class of senior security or to sell any senior security of which they are the issuers. The Trust is, however, permitted to issue separate series of shares (the Funds are a series of the Trust) and to divide those series into separate classes. Class I and Class Y Shares are separate classes of shares of the Funds. The Funds have no intention of issuing senior securities, except that the Trust has issued its shares in separate series and may divide those series into classes of shares. Collateral arrangements with respect to forward contracts, futures contracts or options, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

INVESTMENT ADVISER

Vest Financial LLC (the “Adviser”), 8350 Broad Street, Suite 240, McLean, Virginia 22102, is the investment adviser to each Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a Delaware limited liability company. As of March 31, 2025, the Adviser had approximately $38.9 billion in assets under management. First Trust Capital Partners, LLC is the controlling shareholder of the Adviser’s parent company, Vest Group Inc. (“VG”), and effectively controls the Adviser.

The Adviser currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Adviser manages the investment portfolio of each Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds.

For its services with respect to each of the Funds, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly (and deducted proportionately from each class of shares), as a percentage of the Fund’s daily net assets at a rate of 0.75%.

The Adviser received the following fees for advisory services to the Funds for the fiscal period August 26, 2022 (Commencement of Operations) through December 31, 2022:

Vest Fund:	Gross Advisory Fee	Waiver	Reimbursed Expenses	Net Advisory Fee
10% Buffer Fund	$1,355	$1,355	$9,295	$0
20% Buffer Fund	$1,352	$1,352	$8,920	$0

The Adviser received the following fees for advisory services to the Funds for the fiscal year ended December 31, 2023:

Vest Fund:	Gross Advisory Fee	Waiver	Reimbursed Expenses	Net Advisory Fee
10% Buffer Fund	$5,936	$5,936	$12,386	$0
20% Buffer Fund	$4,166	$4,166	$13,760	$0

The Adviser received the following fees for advisory services to the Funds for the fiscal year ended December 31, 2024:

Vest Fund:	Gross Advisory Fee	Waiver	Reimbursed Expenses	Net Advisory Fee
10% Buffer Fund	$36,238	$36,238	$6,875	$0
20% Buffer Fund	$4,798	$4,798	$25,979	$0

The Adviser retains the right to use the name “Vest” or any derivative thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “Vest” or any derivative thereof automatically ceases ninety days after termination of the Advisory Agreement and may be withdrawn by the Adviser on ninety days’ written notice. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on the Funds or their shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

The Adviser has contractually agreed to reduce its advisory fees and reimburse expenses to the extent necessary to keep net operating expenses (excluding interest, fees payable pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees, expenses and extraordinary expenses and dividend expense on short sales) from exceeding the limits set forth below for each class of shares of the Funds until April 30, 2026. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by a Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

FUND	EXPENSE CAP
10% Buffer Fund	0.80%
20% Buffer Fund	0.80%

PORTFOLIO MANAGERS

Portfolio Managers. As described in the Funds’ prospectus, Messrs. Karan Sood and Trevor Lack serve as Portfolio Managers responsible for the day-to-day investment management of the Funds.

This section includes information about the Portfolio Managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

In addition to the Funds, the Portfolio Managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is approximate as of December 31, 2024:

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)
Karan Sood	118	$36,432	15	$247	0	0
Trevor Lack	118	$36,432	15	$247	0	0

Conflicts of Interests. Each Portfolio Manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby a Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation. The Portfolio Managers do not receive compensation that is based upon the Funds, any separate account strategy, partnership or any other commingled account’s, or any private account’s pre- or after-tax performance, or the value of the assets held by such entities. The Portfolio Managers do not receive any special or additional compensation from the Adviser for their service as Portfolio Managers. The Portfolio Managers receive a salary from the Adviser. In addition to a base salary, the Portfolio Managers may receive additional bonus compensation which is tied to the overall financial operating results of the Adviser’s parent company, VG.

Fund Shares Owned by the Portfolio Managers. The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in each Fund as of the Funds’ most recently completed fiscal year end.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds / Name of Fund
Karan Sood	None
Trevor Lack	None

SERVICE PROVIDERS

Administrator, Fund Accountant and Transfer Agent. Pursuant to a Fund Services Agreement, Commonwealth Fund Services, Inc. (“CFS”, the “Administrator” or the “Transfer Agent”), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as each Fund’s administrator, transfer agent and accounting agent.

In its capacity as administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Adviser. CFS will provide certain administrative services and facilities for the Funds, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements. CFS, as administrative agent for the Funds, will provide shareholder, recordkeeping, administrative and blue-sky filing services.

As transfer agent, CFS provides certain shareholder and other services to the Funds, including furnishing account and transaction information and maintaining shareholder account records. CFS will be responsible for processing orders and payments for share purchases. CFS will mail proxy materials (and receive and tabulate proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. CFS will disburse income dividends and capital distributions and prepare and file appropriate tax-related information concerning dividends and distributions to shareholders.

CFS also provides accounting services to the Funds. CFS will be responsible for accounting relating to the Funds and their investment transactions; maintaining certain books and records of the Funds; determining daily the net asset value per share of the Funds; and preparing security position, transaction and cash position reports. CFS also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFS is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Trust, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records.

CFS receives, for administrative services, an asset-based fee based computed daily and paid monthly on the average daily net assets of each Fund, subject to a minimum fee plus out-of-pocket expenses. CFS receives, for transfer agency services, per account fees computed daily and paid monthly, subject to a minimum fee plus out-of-pocket expenses. CFS receives, for fund accounting services, an asset-based fee, computed daily and paid monthly on the average daily net assets of each Fund, subject to a minimum fee plus out-of-pocket expenses.

The following table provides information regarding transfer agent, fund accounting and administrative services fees paid by the Funds for the fiscal period August 26, 2022 (Commencement of Operations) through December 31, 2022:

Vest Fund:	Fees Paid for Transfer Agent Services	Fees Paid for Accounting Services	Fees Paid for Administrative Services
10% Buffer Fund	$67	$59	$99
20% Buffer Fund	$32	$53	$89

The following table provides information regarding transfer agent, fund accounting and administrative services fees paid by the Funds for the fiscal year ended December 31, 2023:

Vest Fund:	Fees Paid for Transfer Agent Services	Fees Paid for Accounting Services	Fees Paid for Administrative Services
10% Buffer Fund	$68	$235	$520
20% Buffer Fund	$84	$164	$332

The following table provides information regarding transfer agent, fund accounting and administrative services fees paid by the Funds for the fiscal year ended December 31, 2024:

Vest Fund:	Fees Paid for Transfer Agent Services	Fees Paid for Accounting Services	Fees Paid for Administrative Services
10% Buffer Fund	$235	$1,496	$3,762
20% Buffer Fund	$92	$204	$512

Custodian. Fifth Third Bank (the “Custodian”), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as the custodian of the Funds’ assets. The Custodian has entered into a foreign sub-custody arrangement with The Bank of New York, as the approved foreign custody manager (the “Delegate”) to perform certain functions with respect to the custody of a Fund’s assets outside of the United States of America. The Delegate shall place and maintain a Fund’s assets with an eligible foreign custodian; provided that, the Delegate shall be required to determine that a Fund’s assets will be subject to reasonable care based on the standards applicable to custodians in the relevant market.

Distributor and Principal Underwriter. Foreside Fund Services, LLC (“FFS” or the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) located at Three Canal Plaza, Suite 100, Portland, Maine 04101, serves as the principal underwriter and national distributor for the shares of the Funds pursuant to a Distribution Agreement (the “Distribution Agreement”). The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval.

Under the Distribution Agreement, the Distributor serves as the Funds’ principal underwriter and acts as exclusive agent for the Funds in selling their shares to the public on a commercially reasonable effort basis and then only in respect to orders placed – that is, the Distributor is under no obligations to sell any specific number of shares.

FFS is registered as a broker-dealer and is a member of the Financial Industry Regulatory Authority. The offering of the Funds’ shares is continuous. The Distributor received no compensation as a result of the sale of the Funds’ shares. The Distributor will review the Rule 12b-1 Plan fee expenditures paid by the Trust’s fund administrator. The Distributor, in conjunction with the fund administrator, maintains processes to ensure that Rule 12b-1 Plan fees are paid in accordance with the Rule 12b-1 Plan.  The Adviser may compensate the Distributor for certain distribution related activities.

The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor is not affiliated with the Trust or the Adviser.

Legal Counsel. Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel to the Trust and the Funds.

Independent Registered Public Accounting Firm. The Trustees have selected the firm of Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, to serve as the independent registered public accounting firm for the Funds for the current fiscal year and to audit the annual financial statements of the Funds. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., prepares each Fund’s federal, state, and excise tax returns. The independent registered public accounting firm will audit the financial statements of the Funds at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

TRUSTEES & OFFICERS OF THE TRUST

Trustees and Officers. The Trust is governed by the Board, which is responsible for protecting the interests of shareholders. The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Funds and review performance. The names, addresses and ages of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below.

Ms. Mary Lou H. Ivey has business experience as a practicing tax accountant from 1996 to 2021 and, as such, brings tax, budgeting and financial reporting skills to the Board. Currently, Ms. Ivey serves as the Chief Financial Officer for the Episcopal Church Building Fund since 2022 utilizing her financial knowledge and skills.

Ms. Laura V. Morrison has over 30 years of experience in leadership roles at global stock exchanges and asset managers. She has extensive knowledge of ETFs as well as mutual funds, having set the strategy and managed the product development, sales distribution and marketing teams at a leading provider. Ms. Morrison also guided the growth of several listing exchanges in the U.S. and Europe including NYSE & Cboe Markets.

Dr. David J. Urban is Dean Emeritus and Professor of Marketing at the Jones College of Business, Middle Tennessee State University. He earned a Ph.D. in Business Administration with a concentration in Marketing from the University of Michigan. Dr. Urban also holds a master’s degree in Psychology from the University of Michigan and an undergraduate degree in Commerce with a concentration in Marketing from the University of Virginia. His extensive career is marked by significant budget responsibility and accountability, with expertise in marketing, strategic planning, organizational leadership, and management contributing to the Board’s long-term goal setting.

The Chairman of the Board of Trustees is Ms. Ivey, who is not an “interested person” of the Trust, within the meaning of the 1940 Act. The Trust also has an independent Audit Committee that allows the Board to access the expertise necessary of oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions.

Mutual funds face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Fund’s risks directly and through its officers. While day-to-day risk management responsibilities rest with the each Fund’s Chief Compliance Officer, investment advisers and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures; (3) periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Fund’s investment advisers, administrator, distributor, transfer agent and the independent registered public accounting firm, to discuss the activities of the Funds; (5) engaging the services of the Chief Compliance Officer of the each Fund to monitor and test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Fund’s financial condition and the Trust’s internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the investment advisers and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

Trustee Emeritus

Mr. Theo H. Pitt is a Trustee Emeritus of the Trust. In his capacity as Trustee Emeritus, he does not have any fiduciary or oversight responsibilities to the Trust, and he does not vote on any matters that may be brought before the Board. As Trustee Emeritus, Mr. Pitt serves the Board in an advisory capacity, which allows the Board to capitalize on the institutional knowledge and experience Mr. Pitt has garnered over many decades in the financial services and investment management industries. Mr. Pitt began serving as Trustee Emeritus on January 1, 2025. Previously, Mr. Pitt served as an Independent Trustee of the Trust from August 2013 until he retired on December 31, 2024.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond Virginia, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, YEAR OF BIRTH AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Mary Lou H. Ivey 1958 Trustee	Indefinite, Since June 2010	Senior Vice President for Finance, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C. (accounting firm), 2008-2021.	23	Independent Trustee for the one hundred three series of the ETF Opportunities Trust; and Independent Trustee of Precidian ETFs Trust for the forty-eight series of that Trust (each a registered investment company).

NAME, YEAR OF BIRTH AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Laura V. Morrison 1966 Trustee	Indefinite, Since July 2024	Owner, LVM Advisory LLC (consulting services to financial institutions) since 2024; Director and Member of Nominating and Governance Committee, Women in ETFs (not for profit) (2021 – present); Formerly, Chief Revenue Officer, Direxion (2022-2023); Senior Vice President, Global Head of Listings, Cboe Global Markets (2015-2022).	23	Independent Trustee for the one hundred three series of the ETF Opportunities Trust; and Independent Trustee of Precidian ETFs Trust for the forty-eight series of that Trust (each a registered investment company).
Dr. David J. Urban 1955 Trustee	Indefinite, Since June 2010	Dean Emeritus (since 2023) and Professor of Marketing (since 2013), Jones College of Business, Middle Tennessee State University.	23	Independent Trustee for the one hundred three of the ETF Opportunities Trust; and Independent Trustee of Precidian ETFs Trust for the forty-eight series of that Trust (each a registered investment company).

OFFICERS WHO ARE NOT TRUSTEES

NAME, YEAR OF BIRTH AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David Bogaert 1963 President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present.
Karen M. Shupe 1964 Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald 1954 Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director of Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.

NAME, YEAR OF BIRTH AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
John H. Lively 1969 Secretary	Indefinite, Since November 2013	Attorney, Practus, LLP (law firm), May 2018 to present.
J. Stephen King 1962 Assistant Secretary	Indefinite, Since November 2022	Attorney, Practus LLP (law firm), 2020 to present; The TCW Group, Inc. (investment management firm), 2017 to 2020.
Holly B. Giangiulio 1962 Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present.
Laura B. Wright 1972 Assistant Secretary	Indefinite, Since May 2022	Manager, Fund Administration, Commonwealth Fund Services, Inc., August 2023 to present; Fund Administrator, Commonwealth Fund Services, Inc., 2016 to 2023.
Julian G. Winters 1968 Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment management compliance and consulting firm) since March 2007.

BOARD OF TRUSTEES

The Board of Trustees oversees the Trust and certain aspects of the services provided by the Adviser and the Funds’ other service providers. Each Trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

The Trust has a standing Audit Committee of the Board composed of Ms. Ivey, Ms. Morrison and Dr. Urban. The functions of the Audit Committee are to meet with the Trust’s independent auditors to review the scope and findings of the annual audit, discuss the Trust’s accounting policies, discuss any recommendations of the independent auditors with respect to the Trust’s management practices, review the impact of changes in accounting standards on the Trust’s financial statements, recommend to the Board the selection of the independent registered public accounting firm, and perform such other duties as may be assigned to the Audit Committee by the Board. For the Funds’ most recent fiscal period ended December 31, 2024, the Audit Committee met eight times.

The Nominating and Corporate Governance Committee is comprised of Ms. Ivey, Ms. Morrison and Dr. Urban. The Nominating and Corporate Governance Committee’s purposes, duties and powers are set forth in its written charter, which is described in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations. For the Funds’ most recent fiscal period ended December 31, 2024, the Committee met three times.

The Qualified Legal Compliance Committee is comprised of Ms. Ivey, Ms. Morrison and Dr. Urban. The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to the appropriate remedial action in connection with any report of evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents. For the Funds’ most recent fiscal period ended December 31, 2024, the Committee did not meet.

Trustee Compensation. Each Trustee who is not an “interested person” of the Trust may receive compensation for their services to the Trust. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Effective January 1, 202~~4~~, each Trustee receives a retainer fee at the annualized rate of $81,000, paid quarterly.  The Independent Chairperson receives an additional annual fee of $5,000, paid quarterly. Additionally, each Trustee receives a fee of $2,500 per special meeting attended. Compensation received from the Trust for the Funds’ fiscal year ended December 31, 2024 is as follows:

Name of Person / Position	Aggregate Compensation from Funds	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund and Fund Complex Paid to Trustees (*)(1)
Mary Lou H. Ivey, Trustee	10% Buffer: $159 20% Buffer: $29	$0	$0	$188

Laura V. Morrison(2), Trustee	10% Buffer: $43 20% Buffer: $7	$0	$0	$50

Dr. David J. Urban, Trustee	10% Buffer: $150 20% Buffer: $28	$0	$0	$178
*	Company does not pay deferred compensation.
(1)	The “Fund Complex” consists of the Funds.
(2)	Ms. Laura V. Morrison was appointed as a Trustee of the Trust on July 1, 2024.
(3)	Mr. Theo H. Pitt, Jr. retired from the Trust on December 31, 2024 and no longer serves as a Trustee.

Trustee Ownership of Fund Shares – The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of December 31, 2024, and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Non-Interested Trustees
Mary Lou H. Ivey	A	A
Laura V. Morrison*	A	A
Dr. David J. Urban	A	A

* Ms. Laura V. Morrison was appointed as a Trustee of the Trust on July 1, 2024.

Sales Loads. No front-end or deferred sales charges are applied to purchase of Fund shares by current or former trustees, officers, employees or agents of the Trust, the Adviser or the principal underwriter and by the members of their immediate families.

CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the management agreement with the Adviser. As of the date of this SAI, no shareholder owned 5% or more of the outstanding shares of a Fund.

As of March 31, 2025, the following persons were deemed to be control persons or principal shareholders of the Funds:

Names and Addresses	Percent of Class	Type of Ownership
Vest US Large Cap 10% Buffer VI Fund Class Y Shares
Vest Group INC 8350 Broad Street, Suite 240 McLean, Virginia 22102	14.73%	Record
Axcelus Financial 1 Liberty Place Philadelphia, PA 19103	81.81%	Record

Names and Addresses	Percent of Class	Type of Ownership
Vest US Large Cap 10% Buffer VI Fund Class I Shares
Massachusetts Mutual Life Insurance 1295 State Street, MIP M200-INVST Springfield, MA 01111	99.01%	Record
Vest US Large Cap 20% Buffer VI Fund Class Y Shares
Vest Group INC 8350 Broad Street, Suite 240 McLean, Virginia 22102	95.87%	Record
Vest US Large Cap 20% Buffer VI Fund Class I Shares
Vest Group INC 8350 Broad Street, Suite 240 McLean, Virginia 22102	99.96%	Record

DETERMINATION OF NET ASSET VALUE

General Policy. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Valuation Designee (as defined below).

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent trade price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of a Fund’s pricing time, the security will be valued at fair value as determined in good faith by the Valuation Designee (as defined below).

Options. On days where FLEX Options are traded close to the valuation time (typically, within one hour of the valuation time), such FLEX Options are valued at their executed market price. If a FLEX Option is not traded during this time, the FLEX Option will be valued by a Pricing Service that utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the FLEX Option, implied volatility, and the level of the underlying reference entity. Standardized listed options are valued at the last quoted sales price at the valuation time. If a standardized option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices on the exchange at the valuation time.

Money Market Securities and other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents approved by the Board. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of each Fund’s pricing time, the security will be valued at fair value as determined in good faith by the Valuation Designee (as defined below).

Fair Valuation.  Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received upon the sale of the security or asset in an orderly transaction between market participants at the measurement date and time. Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee (“Valuation Designee”) for the Funds to perform fair value determinations relating to all Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through a fair valuation committee and may apply fair valuation methodologies approved by the Board, or utilize prices or inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources that have been approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Funds’ and Valuation Designee’s policies and procedures are intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

Use of Third-Party Pricing Agents. Pursuant to contracts with the Administrator, market prices for securities held by the Funds, including FLEX options, are generally provided daily by third-party independent pricing agents that are approved by the Board. Options pricing, including FLEX Options, may also be obtained through other services offered by Cboe or a Cboe affiliate. These other pricing services may be provided by Cboe or a Cboe affiliate through an independent third-party pricing agent or directly to the Administrator. All valuations provided to the Administrator are reviewed daily by the Administrator. Third-party independent pricing agents as well as any services offered by Cboe or a Cboe affiliate are generally paid services. As a result, all or a portion of the fees that are paid by the Funds for these pricing services may be paid to Cboe (either directly or indirectly through an independent third-party).

DISTRIBUTION AND SERVICING OF SHARES

Distribution Plan

The Trust has adopted a Distribution Plan under Rule 12b-1 ("Rule 12b-1 Plan") of the 1940 Act with respect to the Funds’ Class I Shares. The Rule 12b-1 Plan permits the Funds to pay the Distributor, as the Funds’ principal underwriter, for expenses associated with the distribution of Class I Shares of the Funds. Under the Rule 12b-1 Plan, the Funds pay an annual fee of 0.25% of the average daily net assets of Class I Shares. All Rule 12b-1 Plan payments received by Participating Insurance Companies or their affiliates shall be used solely for distribution-related expenses. The Fund’s Distributor does not retain any Rule 12b-1 fees as profit. . Accordingly, no compensation is payable by the Funds to the Distributor for distribution services. However, the Adviser has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Funds or their shareholders.

Distribution fees may be paid to the Distributor or to Participating Insurance Companies and/or their affiliates, or to any other eligible institution, for the provision of (i) distribution activities related to the indirect marketing of the Funds to the owners of variable insurance contracts or variable life insurance policies (each, a “Contract Owner,” and, collectively, the “Contract Owners"), and/or (ii) other Contract Owner services.

As required by Rule 12b-1, the Rule 12b-1 Plan was approved by the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan (the “12b-1 Plan Independent Trustees"). The Rule 12b-1 Plan may be terminated for Class I shares of a Fund by vote of a majority of the 12b-1 Plan Independent Trustees, or by vote of a majority of the outstanding shares of that class. Any change in the Rule 12b-1 Plan that would materially increase the amount to be spent for distribution requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Rule 12b-1 Plan may be amended by vote of the Trustees, including a majority of the 12b-1 Plan Independent Trustees, cast at a meeting called for that purpose. All agreements with any person relating to the implementation of the Rule 12b-1 Plan may be terminated for any Fund at any time on 60 days’ written notice without the payment of any penalty, by vote of a majority of the 12b-1 Plan Independent Trustees or by a vote of the majority of the outstanding shares of Class I of that Fund. The Rule 12b-1 Plan will continue in effect for successive one-year periods; provided, however, that each such continuance is specifically approved by the vote of a majority of the Board, and the Rule 12b-1 Plan Independent Trustees, cast at a meeting called for that purpose. No 12b-1 Independent Trustee has a financial interest in the operation of the 12b-1 Plan or any agreement related thereto. The Funds do not participate in any joint distribution activities.

For the fiscal period ended December 31, 2024, the Funds accrued the following 12b-1 expenses:

Vest Fund:	Class I Shares
10% Buffer Fund	$3,577
20% Buffer Fund	$156

The amounts noted in the table above were allocated as payments to dealers, reimbursements to the Adviser for omnibus account payments, and for other eligible expenses.

Dealer Compensation

At the request of the Trust, the Distributor may, in its discretion, enter into selling agreements with financial intermediaries as the Trust may select, so that such intermediaries may sell shares of the Funds. These dealers will be compensated either pursuant to the Funds’ Rule 12b-1 Plan or by the Adviser out of its own legitimate profits.

Payments to Participating Insurance Companies and/or their Affiliates

Marketing Support Services. The Adviser may, from time to time, at its expense and from its own legitimate profits, make cash payments to Participating Insurance Companies and/or their affiliates as an incentive to promote the sale and retention of Fund shares and for other marketing support services, as further described in the Prospectus. Such cash payments may be calculated on the average daily net assets of the applicable Fund(s) attributable to that particular Participating Insurance Company and/or its affiliates ("Asset-Based Payments") during a defined period. The Adviser may also make other cash payments to Participating Insurance Companies and/or their affiliates in addition to, or in lieu of, any Asset-Based Payments, in the form of payments for travel expenses; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; or other expenses as determined in the Adviser’s discretion. In certain cases, these other payments could be significant to the Participating Insurance Companies and/or their affiliates. Generally, commitments to make such payments are terminable upon notice to the Participating Insurance Companies and/or their affiliates.

Administrative Support Services. The Adviser with Participating Insurance Companies and/or their affiliates for certain administrative services provided to the Funds, which services are described in the Prospectus. Each Participating Insurance Company and/or its affiliates negotiates the fees to be paid for the provision of these services. The cost of providing the services and the overall package of services provided may vary from one arrangement to another. The Adviser does not make an independent assessment of a Participating Insurance Company’s or its affiliate’s cost of providing such services. The Adviser pays for these administrative support services out of its own legitimate profits.

Payments to Participating Insurance Companies. Prior to the date of this SAI, the Funds had not yet commenced operations and therefore no Participating Insurance Company or affiliate thereof received payment for marketing support services or administrative support services. This information is not necessarily current and will change over time. Certain arrangements may be in the process of being negotiated, and there is a possibility that payments will be made retroactively to Participating Insurance Companies and/or their affiliates, which are not otherwise listed. Accordingly, please contact your Participating Insurance Company to determine whether it or its affiliates currently may be receiving such payments and to obtain further information regarding any such payments.

Shareholder Services Plan. The Funds have adopted a shareholder services plan on behalf of their Class I Shares and Class Y Shares. Under a shareholder services plan, each Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to Fund shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the fiscal period ended December 31, 2024, the Funds accrued the following shareholder service expenses:

Vest Fund:	Class I	Class Y
10% Buffer Fund	$0	$0
20% Buffer Fund	$0	$0

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Funds will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm’s customers.

The Funds do not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Funds also do not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the Funds and any compensation the authorized firm may receive directly from its clients.

ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchases and Redemptions of Shares

Shares of a Fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed only through variable annuity contracts or variable life insurance policies (together, “Variable Contracts,” and, each, a “Variable Contract") offered by Participating Insurance Companies, or as otherwise described in the Prospectus.

The Funds generally plan to redeem their shares for cash. If, however, conditions exist that make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments, which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other assets, a shareholder would incur transaction costs in disposing of the redemption proceeds.

A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Trust may suspend the right of redemption for such periods of time as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange (the “Exchange") is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or other assets, or the valuation of net assets, not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

TAXES

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders.  The discussion reflects applicable U.S. federal income tax laws as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect.  No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Funds and their shareholders (including shareholders owning large positions in a Fund).  The discussion set forth herein does not constitute tax advice.  Investors are urged to consult their own tax advisors to determine the tax consequences to them of investing in the Funds.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust (“REIT”), insurance company, regulated investment company (“RIC”), individual retirement account (“IRA”), other tax-exempt entity, or dealer in securities.  Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”).  Unless otherwise noted, this discussion assumes shares of the Funds (“Shares”) are held by U.S. shareholders (defined below) and that such Shares are held as capital assets.

A U.S. shareholder is a beneficial owner of Shares that is for U.S. federal income tax purposes:

●	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

●	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

●	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

●	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions or a trust that has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of Shares that is an individual, corporation, trust or estate and is not a U.S. shareholder.  If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds Shares, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership.  A partner of a partnership holding Shares should consult its own tax advisor with respect to the purchase, ownership and disposition of Shares by the partnership.

Taxation as a RIC. Each Fund intends to qualify and remain qualified as RICs under the Internal Revenue Code of 1986, as amended (the “Code”). There can be no assurance each Fund will so qualify. A Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, a Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership”(the “Income Test”). A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Code Section 7704. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by a Fund in the same manner as realized by the partnership or trust.

The Funds intend to invest in ETFs that are taxable as RICs under the Code. Accordingly, the income the Funds receive from such ETFs should be qualifying income for purposes of the Fund satisfying the Income Test described above. However, the Funds may also invest in one or more ETFs that are not taxable as RICs under the Code and that may generate non-qualifying income for purposes of satisfying the Income Test. The Funds anticipate monitoring their investments in such ETFs so as to keep each Fund’s non-qualifying income within acceptable limits of the Income Test. However, it is possible that such non-qualifying income will be more than anticipated which could cause a Fund to inadvertently fail the Income Test thereby causing the Fund to fail to qualify as a RIC. In such a case, the Fund would be subject to the rules described below.

If a RIC fails the Income Test, as long as such failure was due to reasonable cause and not willful neglect, generally it will not be subject to corporate U.S. federal income taxation. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

With respect to the asset-diversification requirement, each Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities, other than U.S. government securities or the securities of other RICs, of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships (the “Asset Test”).

If a RIC fails this Asset Test, such RIC has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis,” meaning that the failure does not exceed the lesser of 1% of the RIC’s assets, or $10 million.

Similarly, if a RIC fails this Asset Test and the failure is not de minimis, a RIC can cure the failure if: (i) the RIC files with the U.S. Treasury Department a description of each asset that caused the RIC to fail the Asset Test; (ii) the failure is due to reasonable cause and not willful neglect; and (iii) the failure is cured within six months (or such other period specified by the U.S. Treasury Department). In such cases, a tax is imposed on the RIC equal to the greater of: (i) $50,000 or (ii) an amount determined by multiplying the highest rate of corporate U.S. federal income tax (currently 21%) by the amount of net income generated during the period of the Asset Test failure from the assets that caused the RIC to fail the Asset Test.

If a Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed (the “Distribution Test”), the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by a Fund will be subject to regular corporate U.S. federal income tax rates (currently at a maximum rate of 21%). The Funds intend to distribute at least annually substantially all of their investment company taxable income, net tax-exempt interest, and net capital gain.

The Funds will generally be subject to a nondeductible 4% U.S. federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if a Fund fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% U.S. federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of a Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of a Fund’s capital gain net income (generally computed for the one-year period ending on October 31), and (iii) any income realized, but not distributed, and on which it paid no U.S. federal income tax in preceding years. The Funds generally intend to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, do not expect to be subject to this excise tax.

A Fund may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if a Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (“OID”), the Fund must include in income each year a portion of the OID that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any accrued OID will be included in a Fund’s “investment company taxable income” (discussed above) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the Distribution Test, even though it will not have received an amount of cash that corresponds with the accrued income.

A RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). These capital loss carryforwards may be utilized in future years to offset net realized capital gains of a Fund, if any, prior to distributing such gains to shareholders.

Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that each Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC. If a Fund is unable to satisfy the Distribution Test or otherwise fails to qualify as RICs in any year, it will be subject to corporate level U.S. federal income tax on all of its income and gain, regardless of whether or not such income and gain was distributed. Distributions to a Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, a Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate U.S. shareholders, and non-corporate U.S. shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation, if certain holding period and other requirements are satisfied.

Distributions in excess of a Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of a U.S. shareholders’ tax basis in its Shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the Income Test, the Asset Test, and the Distribution Test for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, a Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 5 years, unless the Fund made a special election to pay corporate-level U.S. federal income tax on such built-in gain at the time of its requalification as a RIC.

Section 817(h)

The Funds serve as the underlying investments for variable contracts issued through segregated asset accounts (i.e., separate accounts) of life insurance companies (each, a “Separate Account”). Code Section 817(h) and the Treasury regulations promulgated thereunder impose certain diversification requirements, described in the following paragraphs, on the assets of Separate Accounts that fund variable contracts, and because each Fund is a “Closed Fund,” as defined below, the assets of the Fund (the “Section 817 Diversification Requirements”), which are in addition to the diversification requirements imposed on the Funds by the 1940 Act and the Diversification Test. For purposes of the Section 817 Diversification Requirements, a Separate Account investing in shares of a RIC may “look through” the RIC to its pro rata portion of the RIC’s assets, provided that the RIC’s shares are generally held only by Separate Accounts (a “Closed Fund”). Each Fund intends to comply for its current and future taxable years with the Section 817 Diversification Requirements.

Code Section 817(h)(2) provides, as a “safe harbor,” that a Separate Account that funds variable contracts is treated as meeting the Section 817 Diversification Requirements if, as of the close of each calendar quarter, the assets in the account meet the RIC Diversification Requirements and no more than 55% of those assets consist of cash, cash items, Government securities, and securities of other RICs. The Treasury regulations amplify the Section 817 Diversification Requirements and provide that a Separate Account will be deemed adequately diversified if, as of the end of each calendar quarter (or within 30 days thereafter), (i) no more than 55% of the value of the account’s total assets is represented by any one investment, (ii) no more than 70% of that value is represented by any two investments, (iii) no more than 80% of that value is represented by any three investments, and (iv) no more than 90% of that value is represented by any four investments. For these purposes, all securities of the same issuer are treated as a single investment, but each Government agency or instrumentality is treated as a separate issuer.

If a Separate Account on which a variable contract is based is not “adequately diversified” for a calendar quarter, then (i) the variable contract would not be treated as a life insurance contract or annuity contract under the Code for that quarter and all subsequent periods and (ii) the holder of the contract would be required to include in gross income, as ordinary income, “the income on the contract” for each taxable year. Further, the income on such a variable contract that is a life insurance contract for all prior taxable years would be treated as received or accrued during the taxable year of the holder in which the contract ceased to meet the definition of a “life insurance contract” under the Code. The “income on the contract” is generally the excess of (a) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year over (b) the premiums paid under the contract during the taxable year. In addition, if a Fund does not constitute a Closed Fund, the holders of the variable contracts that invest in the Fund through a Separate Account would be treated as owners of the Shares and be subject to tax on distributions made by the Fund.

Each Fund has been, and all Funds will be, managed with the intention of complying with all the foregoing diversification requirements. It is possible that, in order to comply with those requirements, less desirable investment decisions may be made that would affect the investment performance of a Fund.

Tax Aspects of the Funds’ Investments

Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions (“foreign taxes”) that would reduce the total return on its investments. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes; however, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

A Fund’s use of hedging strategies, such as writing (selling) and purchasing options (including the strategy of writing collateralized put options on U.S. equity indices) and futures contracts and entering into forward contracts, involves complex rules that will determine for U.S. federal income tax purposes the amount, character, and timing of recognition of the gains and losses it realizes in connection therewith. Gains from the disposition of foreign currencies, and gains from financial instruments a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as “qualifying income” under the Income Test.

Some futures contracts, certain foreign currency contracts, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) -- except any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement - in which a Fund invests may be subject to Code Section 1256 (collectively, “Section 1256 contracts”). Any Section 1256 contracts a Fund holds at the end of its taxable year (and generally for purposes of the excise tax described above, on October 31 of each year) must be “marked to market” (that is, treated as having been sold at that time for their fair market value) for U.S. federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized as a result of these deemed sales or from any actual sales of Section 1256 contracts are treated as 60% long-term capital gain or loss; the remaining 40% is treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Test (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it. Section 1256 contracts also may be marked-to-market for purposes of the excise tax. A Fund may elect to exclude certain transactions from the operation of these rules, although doing so may have the effect of increasing the relative proportion of short-term capital gain (taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends it must distribute to meet the Distribution Test and avoid imposition of the excise tax.

The premium a Fund receives for writing (selling) a put or call option is not included in gross income at the time of receipt. If an option written (sold) by a Fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. If a Fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than that amount. If a call option written by a Fund is exercised, it is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price it receives on the exercise plus the premium it received when it wrote the option is more or less than its tax basis in the underlying security.

A Fund may invest in the stock of a “passive foreign investment company” (“PFIC”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests for a taxable year: (i) at least 75% of its gross income is passive or (ii) an average of at least 50% of its asset produce, or are held for the production of, passive income. Under certain circumstances, a Fund that holds stock of a PFIC will be subject to U.S. federal income tax on any “excess distribution” it receives on the stock and of any gain on its disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the Fund’s incurring the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain -- which the Fund most likely would have to distribute to satisfy the Distribution Test and avoid imposition of the excise tax -- even if the Fund did not receive a distribution of those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to “mark-to-market” any stock in a PFIC it owns. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary loss, not as capital) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. Any gain on the sale of PFIC stock subject to a mark-to-market election would be treated as ordinary income.

Investors should be aware that determining whether a foreign corporation is a PFIC is a fact-intensive determination that is based on various facts and circumstances and thus is subject to change, and the principles and methodology used therein are subject to interpretation. As a result, a Fund may not be able, at the time it acquires a foreign corporation’s shares, to ascertain whether the corporation is a PFIC, and a foreign corporation may become a PFIC after a Fund acquires shares therein. While each Fund may make appropriate elections when they are available to lessen the adverse tax consequences detailed above, there are no guarantees that it will be able to do so, and each Fund reserves the right to make such investments as a matter of its investment policy.

A Fund may acquire zero coupon or other securities issued with OID, as well as pay-in-kind securities, which pay “interest” through the issuance of additional securities, and U.S. TIPS, the principal value of which is adjusted daily in accordance with changes in the Consumer Price Index. As a holder of those securities, a Fund must include in gross income the OID that accrues on the securities during the taxable year, as well as such “interest” received on pay-in-kind securities and principal adjustments on U.S. TIPS, even if it receives no corresponding payment on them during the year. Similarly, a Fund must include in its gross income each taxable year any increase for that year in the net principal value of each inflation-indexed security it holds, even though it does not receive cash representing the increase until the security matures. Because each Fund annually must distribute to its shareholders substantially all of its investment company taxable income, including any accrued OID, and other non-cash income, to satisfy the Distribution Test and avoid imposition of the excise tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund’s cash assets or, if necessary, from the proceeds of sales of its securities. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

If a Fund has an “appreciated financial position” -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale of, or granting an option to buy substantially identical stock or securities).

Special Tax Considerations Pertaining to Funds of Funds

If a Fund invests in shares of other RICs, the Fund’s distributable net income and net realized capital gains will include dividends and other distributions, if any, from those underlying RICs and reflect gains and losses on the disposition of underlying RICs’ shares. To the extent that an underlying RIC realizes net losses on its investments for a given taxable year, a Fund that invests therein will not be able to benefit from those losses unless and until (i) the underlying RIC realizes gains that it can use to offset those losses or (ii) the Fund in effect recognizes its (indirect) proportionate share of those losses (which will be reflected in the underlying RIC’s shares’ NAV) when it disposes of the shares. Moreover, even when a Fund does make such a disposition at a loss, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, a Fund will not be able to offset any net capital losses from its dispositions of underlying RIC shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying RIC).

In addition, in certain circumstances, the so-called “wash sale” rules may apply to Fund redemptions of underlying RIC shares that have generated losses. A wash sale occurs if a Fund redeems shares of an underlying RIC (whether for rebalancing the Fund’s portfolio of underlying RIC shares or otherwise) at a loss and the Fund acquires other shares of that underlying RIC during the period beginning 30 days before and ending 30 days after the date of the redemption. Any loss a Fund realizes on such a redemption will be disallowed to the extent of such a replacement, in which event the tax basis in the acquired shares will be adjusted to reflect the disallowed loss. These rules could defer a Fund’s losses on wash sales of underlying RIC shares for extended (and, in certain cases, potentially indefinite) periods of time.

The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their own tax advisors regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Funds execute transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In selecting brokers and dealers to execute portfolio transactions, the Adviser may consider research and brokerage services furnished to the Adviser or its affiliates. The Adviser may not consider sales of shares of the Funds as a factor in the selection of brokers and dealers, but may place portfolio transactions with brokers and dealers that promote or sell a Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of execution and not on sales efforts. When placing portfolio transactions with a broker or dealer, the Adviser may aggregate securities to be sold or purchased for the Funds with those to be sold or purchased for other advisory accounts managed by the Adviser. In aggregating such securities, the Adviser will average the transaction as to price and will allocate available investments in a manner that the Adviser believes to be fair and reasonable to the Funds and such other advisory accounts. An aggregated order will generally be allocated on a pro rata basis among all participating accounts, based on the relative dollar values of the participating accounts, or using any other method deemed to be fair to the participating accounts, with any exceptions to such methods involving the Trust being reported to the Trustees.

Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”) Act permits the Adviser, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, Fund strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases, the Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The aggregate amount of brokerage commissions paid for the fiscal period August 26, 2022 (Commencement of Operations) to December 31, 2022 for each Fund is shown below:

Fund	Brokerage Commissions
10% Buffer Fund	$127
20% Buffer Fund	$118

The aggregate amount of brokerage commissions paid for the fiscal year ended December 31, 2023 for each Fund is shown below:

Fund	Brokerage Commissions
10% Buffer Fund	$483
20% Buffer Fund	$199

The aggregate amount of brokerage commissions paid for the fiscal year ended December 31, 2024 for each Fund is shown below:

Fund	Brokerage Commissions
10% Buffer Fund	$3,805+
20% Buffer Fund	$203

+The variance in the commission paid by the Fund from 2023 to 2024 is due to increase in the Fund’s assets and corresponding increase in trading volume.

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of “Regular Broker-Dealers”. The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Funds may hold at the close of its most recent fiscal year. As of the date of this SAI, the Funds did not hold any securities of their regular brokers and dealers.

Allocation. When two or more clients managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each client. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. In other cases, however, the ability to participate in volume transactions will be beneficial to the Funds. The Board believes that these advantages, when combined with the other benefits available because of the Adviser’s organization, outweigh the disadvantages that may exist from this treatment of transactions.

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

This Disclosure of Portfolio Securities Holdings Policy (the “Policy”) shall govern the disclosure of the portfolio securities holdings of each of the Funds. The Trust maintains this Policy to ensure that disclosure of information about portfolio securities is in the best interests of the Funds and the Funds’ shareholders. The Board reviews these policies and procedures as necessary and compliance will be periodically assessed by the Board in connection with a report from the Trust’s Chief Compliance Officer. In addition, the Board has reviewed and approved the provision of portfolio holdings information to entities described below that may be prior to and more frequently than the public disclosure of such information (i.e., “non-standard disclosure”). The Board has also delegated authority to the officers of the Trust and Adviser to provide such information in certain circumstances (see below).

The Trust is required by the SEC to publicly file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust’s Form N-CSR for the second and fourth fiscal quarters and on Form N-PORT for the first and third fiscal quarters. Certain portfolio information is also included on Form N-PORT that is filed for the second and fourth fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the respective quarter. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-PORT must be filed with the SEC and will be made publicly available no later than sixty (60) calendar days after the end of the applicable quarter. These portfolio holdings schedules filed on Form N-CSR and form N-PORT are posted to the Fund’s website no later than sixty (60) days following the fiscal quarters.1

1 Form N-PORT will be filed within 30 days after each month end and will become publicly available 60 days after each month end beginning November 17, 2025 per Release No. IC-35308 titled “Form N-PORT and Form N-CEN Reporting; Guidance on Open-End Fund Liquidity Risk Management Programs.”

Additionally, the Trust’s service providers which have contracted to provide services to the Trust and its funds, including, for example, the custodian and the fund accountants and other service providers assisting with materials utilized in the Board’s 15c process, that require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Trust has a legitimate business purpose for doing so. The Trust has the following ongoing arrangements with certain third parties to provide the Fund’s portfolio holdings information:

1.	to the Trust’s auditors within sixty (60) days after the applicable fiscal period or other periods as necessary for use in providing audit opinions and other advice related to financial, regulatory, or tax reporting;

2.	to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Trust regulatory filings; and

3.	to the Trust’s administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Fund.

The Trust’s service providers may also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities. Additionally, the Adviser may establish ongoing arrangements with certain third parties to provide the Fund’s portfolio holdings information that the Adviser determines that the Fund has a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality. These third parties may include:

1.	financial data processing companies that provide automated data scanning and monitoring services for the Fund;

2.	research companies that allow the Adviser to perform attribution analysis for the Fund; and

3.	the Adviser’s proxy voting agent to assess and vote proxies on behalf of the Fund.

From time to time, employees of the Adviser may express their views orally or in writing on the Fund’s portfolio securities or may state that the Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund’s most recent quarter-end and therefore may not be reflected on the list of the Fund’s most recent quarter-end portfolio holdings. These views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Fund, shareholders in the Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which the Adviser may determine. The nature and content of the views and statements provided to each of these persons may differ. From time to time, employees of the Adviser also may provide oral or written information (“portfolio commentary”) about the Fund, including, but not limited to, how the Fund investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. The Adviser may also provide oral or written information (“statistical information”) about various financial characteristics of the Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. Additionally, the Adviser may disclose periodically on the Funds’ website the Funds’ most recent portfolio holdings when the options belonging to a certain tranche have just expired and are being rolled into a new annual tranche, with such disclosure occurring for a few days before or after such period. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

Additionally, employees of the Adviser may disclose one or more of the portfolio securities of the Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with trading involving the Fund’s portfolio securities. The Adviser does not enter into formal non-disclosure or confidentiality agreements in connection with these situations; however, the Fund would not continue to conduct business with a person who the Adviser believed was misusing the disclosed information.

The Adviser or its affiliates may manage products sponsored by companies other than itself, including investment companies, offshore funds, and separate accounts and affiliates of the Adviser may provide investment related services, including research services, to other companies, including other investment companies, offshore funds, institutional investors and other entities. In each of these instances, the sponsors of these other companies and the affiliates of the Adviser may receive compensation for their services. In many cases, these other products are managed in a similar fashion to the Fund and thus have similar portfolio holdings, and the other investment related services provided by affiliates of the Adviser may involve disclosure of information that is also utilized by the Adviser in managing the Fund. The sponsors of these other products may disclose the portfolio holdings of their products at different times than the Adviser discloses portfolio holdings for the Fund, and affiliates of the Adviser may provide investment related services to its clients at times that are different than the times disclosed to the Fund.

The Trust and the Adviser currently have no other arrangements for the provision of non-standard disclosure to any party or shareholder. Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Fund’s portfolio holdings, the Trust will refer the third-party to the latest regulatory filing.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Trust and its shareholders. The Trust’s Chief Compliance Officer is responsible for monitoring the use and disclosure of information relating to Portfolio Securities. Although no material conflicts of interest are believed to exist that could disadvantage the Fund and its shareholders, various safeguards have been implemented to protect the Fund and its shareholders from conflicts of interest, including: the adoption of Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to prevent fraudulent, deceptive or manipulative acts by officers and employees of the Trust, the Adviser and the Distributor in connection with their personal securities transactions; the adoption by the Adviser and Distributor of insider trading policies and procedures designed to prevent their employees’ misuse of material non-public information; and the adoption by the Trust of a Code of Ethics for Officers that requires the Chief Executive Officer and Chief Financial Officer of the Trust to report to the Board any affiliations or other relationships that could potentially create a conflict of interest with the Fund. There may be instances where the interests of the Trust’s shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Adviser, any principal underwriter for the Trust or an affiliated person of the Trust, the Adviser or the Distributor. In such situations, the conflict must be disclosed to the Board and the Board will attempt to resolve the situation in a manner that it deems in the best interests of the Fund.

Affiliated persons of the Trust who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Except as provided above, affiliated persons of the Trust and third-party service providers of the Trust receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Trust, the Fund nor the Adviser receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

DESCRIPTION OF SHARES

The Trust’s Agreement and Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. The Agreement and Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. The Trust’s shares of beneficial interest have no par value.

The Funds are authorized to issue two classes of shares: Class I shares imposing no front-end or deferred sales charges and a 0.25% 12b-1 fee and Class Y shares imposing no front-end or deferred sales charges and no 12b-1 fee. Each class of shares is authorized to pay up to 0.25% to third parties for the provision of shareholder services, including sub-accounting and sub-transfer agency fees.

Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Funds’ prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual fund, shareholders of a fund are entitled to receive the assets available for distribution belonging to the particular fund, and a proportionate distribution, based upon the relative asset values of the respective fund, of any general assets of the Trust not belonging to any particular fund which are available for distribution.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Board determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Trust’s outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. A particular fund is deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an investment management agreement or any change in an investment objective, if fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to series or class.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

The Board has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares of any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees, without shareholder approval, to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. However, the exercise of such authority by the Board without shareholder approval may be subject to certain restrictions or limitations under the 1940 Act.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Exhibit A to this SAI. The Board of Trustees will periodically review the Fund’s proxy voting record. The proxy voting policies and procedures of the Trust are included as Exhibit B to this SAI.

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, will be available (1) without charge, upon request by calling 855-505-VEST (8378) or by writing to the Funds at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235; (2) the Fund’s website at https://www.vestfin.com/insurance-funds; and (3) on the SEC’s website at http://www.sec.gov.

CODES OF ETHICS

The Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and Administrator have each adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Funds. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

FINANCIAL INFORMATION

The Financial Statements for the fiscal year ended December 31, 2024 have been filed with the SEC on Form N-CSR. The financial statements contained in Form N-CSR are incorporated by reference into this SAI. The financial statements and financial highlights for the Funds included in the Form N-CSR have been audited by the Funds’ independent registered public accounting firm, Cohen & Company, Ltd., whose report thereon also appears in such Form N-CSR and is also incorporated herein by reference. No other parts of Form N-CSR are incorporated by reference herein. The financial statements in such Form N-CSR have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. You may request free copies of reports, request other information and discuss your questions about the Funds by contacting the Funds directly at:

The Vest Family of Funds

c/o World Funds Trust

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Telephone: 855-505-VEST (8378)

You can also access and download the prospectus, SAI, annual and semi-annual reports (when available) and other information, such as the Funds’ financial statements at the Funds’ website: https://www.vestfin.com/insurance-funds.

EXHIBIT A

Proxy Voting Policies and Procedures

of Vest Financial, LLC, the (“Firm”)

Last Amended: October 7, 2022 (firm name updated January 2, 2024)

Background

Vest Financial, LLC (the “Firm” or the “Adviser”) has a fiduciary duty to act in the best interest of its clients and must not place its own interests ahead of its clients. The Firm serves as the investment adviser or sub-adviser to open- end mutual funds, Exchange Traded Funds (“ETFs”), Collective Investment Trusts (“CITs”), and acts as a portfolio consultant and may provide sub-supervisory services for Unit Investment Trusts (“UITs”) (collectively “Clients”).

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Investment Advisers Act of 1940 the (“Advisers Act”), as amended, to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Each Client’s agreement with the Firm describes the Firm’s proxy voting responsibilities with respect to that Client, under which the Firm generally will be granted authority to vote proxies related to the investment portfolio securities in a Client’s account unless a Client has expressly reserved the authority to vote such proxies.

Notwithstanding the foregoing, most of the strategies managed for Clients involves the trading of options, and therefore, do not hold portfolio securities for which any matters relating to such portfolio securities were considered at a shareholder meeting. Where a Client’s portfolio holds securities that would be entitled to vote, the objective of the Client’s strategy is generally to track an index. In these instances, purchase and sale decisions of portfolio securities are based on changes to the underlying index and are not usually based on the Adviser’s positive or negative outlook of the issuer.

Voting Policy

To assist the Firm in carrying out its responsibilities with respect to proxy voting, the Firm has engaged on outside firm, Institutional Shareholder Services Inc. (“ISS”), who provides proxy research, advisory, voting, recordkeeping and vote-reporting service. Pursuant to a proxy voting agency service agreement, ISS is responsible for, among other things: obtaining proxies based on companies owned in Client accounts; providing proxy materials, research and analysis; maintaining a proxy voting system that adequately tracks and records votes; and providing proxy voting records required to file Form N-PX on behalf of Clients that are registered investment companies. The Firm also utilizes ISS’s proprietary service, Proxy Exchange, which provides voting services including voting recommendations.

The Firm has adopted ISS’s Proxy Voting Guidelines Benchmark Policy Recommendations (the “ISS Guidelines”) to determine how each issue on proxy ballots is to be voted. The Firm has reviewed the ISS Guidelines and believes it to be the most consistent and compatible with strategies managed by the Firm and to maximize shareholder value. The ISS Guidelines are incorporated hereto by reference, and a copy of the ISS Guidelines, as may be revised from time to time, is maintained with the Firm’s Proxy Voting Policy.

Proxy statements will be voted in accordance with this template unless: (i) the Firm determines that it has a conflict of interest; or (ii) the Firm’s portfolio managers (“Portfolio Managers”) determine that there are other reasons not to follow the ISS Guidelines; or (iii) No input is provided by the ISS Guidelines, in which case the Adviser will independently determine how a particular issue should be voted and such determination will be documented by the Portfolio Manager.

It will generally be the responsibility of the Firm to vote all proxies, where authorized. It is contemplated that the Firm will be active in all proxy voting issues, however, there may be occasions when a vote is missed by Firm personnel. In the event a vote is missed by Firm personnel, for any reason, that vote will be automatically cast in accordance with the ISS Guidelines. Any decisions regarding proxy voting where the Firm determines not to follow the ISS Guidelines shall be determined by the Portfolio Managers. The Firm’s Chief Compliance Officer (“CCO”) must be notified of the decision and a memo regarding the reason for not following the ISS Guidelines must be maintained in the proxy voting file. Additionally, the Firm may determine not to vote a particular proxy if the costs and burdens exceed the benefits of voting (e.g., casting a vote on a foreign security that could involve additional costs or when securities are subject to loan or to share blocking restrictions).

The Firm’s Portfolio Managers and CCO will review, at least annually, the ISS Guidelines for continued relevancy and make a determination that relying on the ISS Guidelines for proxy voting continue to be in the best interest of the Firm’s Clients.

Voting Procedures

Once a Client account is established, the Firm will arrange for the Client’s custodian, as necessary, to forward proxy materials to ISS. The Firm will also confirm that the Client’s custodian provides ISS with a list of Client holdings on a regular basis to enable ISS to track meeting dates and notify the Firm of upcoming meetings.

The voting recommendations are provided by Proxy Exchange for each meeting. Internally, the Firm provides oversight of the proxy voting process. The Firm through a Portfolio Manager or other designated person will review the proxy vote statements and recommendations. In the event a vote is inadvertently missed, the ballot will be cast automatically in accordance with our proxy voting guidelines. A record will be made and maintained of all votes.

The Firm may abstain from voting a proxy if it concludes that the effect on the client’s or shareholder’s economic interests or the value of the portfolio holding is indeterminable or insignificant. The Firm may also abstain from voting if it concludes the cost of voting is disproportionate to the economic impact the vote would have on the portfolio holdings.

The Firm’s CCO or the CCO’s designee will monitor the proxy voting process to ensure that all votes are cast, the proper number of shares are recorded and that the proxy proposals are voted in accordance with the ISS Guidelines or, if there is a vote cast that deviates from such policies, that a rationale is documented.

Conflicts of Interest

The Firm will use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist only if the Portfolio Manager actually knows or should have known of the conflict. The Firm is sensitive to conflicts of interest that may arise in the proxy decision-making process and has identified the following potential conflicts of interest:

●	A principal of the Firm or any person involved in the proxy decision-making process currently serves on the Board of the portfolio company.

●	An immediate family member of a principal of the Firm or any person involved in the proxy decision-making process currently serves as a director or executive officer of the portfolio company.

●	The Firm, or any Client account managed by the Firm any or any affiliate, holds a significant ownership interest in the portfolio company.

Any conflict of interest will be resolved in the best interests of Client’s and fund shareholders. In the event a material conflict of interest is identified or believed to exist, the employee will advise the CCO and the Portfolio Managers will decide whether the Firm should either (1) disclose the conflict to the Client to enable the Client to evaluate the Firm’s proxy voting advice in light of the conflict or (2) disclose to the Client the conflict, with no voting recommendation, and vote in accordance with the Client’s instructions.

The Firm shall also maintain records of any conflicts of interest that were identified with any specific vote, and if so, what action was taken to resolve the conflict with respect to each vote cast.

Due Diligence

The CCO performs the following oversight and assurance functions, among others, over the Firm’s proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with this Proxy Voting Policy; (2) review, no less frequently than annually, the adequacy of this Proxy Voting Policy to make sure that it has been implemented effectively, including whether it continues to be reasonably designed to ensure that proxies are voted in the best interests of the Firm’s clients; (3) at least annually perform due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversee any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on current and accurate information (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm and (iii) ensure adherence to contractual terms.

Reporting

Upon a client’s written request, the Firm provides information on how portfolio company shares held in the Client’s account were voted. The Firm also furnishes to clients a description of its proxy voting policies and procedures and, upon request, furnish a copy of these policies and procedures to the requesting client. The Firm will also provide required disclosures in response to Item 17 of Form ADV Part 2A summarizing these Proxy Voting Policies and Procedures, including a statement that clients may request information regarding how the Firm voted client’s proxies.

Proxy Vote Record Retention

The Firm, in conjunction with ISS, will compile and maintain for five (5) years the proxy voting records required by Rule 204-2(c)(2) under the Advisers Act, which include (1) copies of these Proxy Voting Policies and Procedures, (2) a copy of each proxy statement received for Client securities (this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database), (3) a record of each vote cast on behalf of a client (this requirement may be satisfied by a third party who has agreed in writing to do so), (4) a copy of any document created by the Firm that was material to making the voting decision or that memorializes the basis for the decision, and (5) a copy of each written Client request for information on how the Firm voted proxies on the client’s behalf, as well as a copy of any written response to a written or oral client request for such information. All proxy voting records are to be retained for five years, with the first two years in the offices of the Firm. All records may be maintained electronically.

Form N-PX Filing Logistics

The Firm is responsible for ensuring that the third-party proxy vote service maintains the complete proxy log and confirms the timely voting of proxies. The proxy vote log will be maintained in such a manner that the following information is contained within the log in accordance with the requirements of submitting Form N-PX for proxies voted on behalf of the Firm’s Fund:

●	the name of the issuer;

●	the exchange ticker symbol, if available;

●	the CUSIP number, if available;

●	the shareholder meeting date;

●	a brief identification of the matter voted on;

●	whether the matter was proposed by the issuer or a security holder;

●	whether the Firm cast its vote on the matter;

●	how the Firm cast its vote on the matter (for, against, abstain, or withhold regarding the election of directors); and

●	whether the Firm cast its vote for or against management.

The Firm shall provide the information necessary to complete the Form N-PX to the appropriate fund service provider who will submit the filings in a timely manner.

EXHIBIT B

World Funds Trust

PROXY VOTING POLICY AND PROCEDURES

The World Funds Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisers

The Board believes that the investment adviser, or the investment sub-adviser as appropriate, of each Fund (each an “Adviser”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Adviser of each Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Adviser of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, each Adviser shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Adviser shall perform these duties in accordance with the Adviser’s proxy voting policy, a copy of which shall be presented to this Board for its review. Each Adviser shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Conflict of Interest Transactions

In some instances, an Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders and those of the Adviser or an affiliated person of the Adviser. In such case, the Adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. In the event that the Board is required to vote a proxy because an Adviser has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Adviser’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Adviser of its final decision on the matter and the Adviser shall vote in accordance with the Board’s decision.

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If a Fund has a website, the Fund may post a copy of its Adviser’s proxy voting policy and this Policy on such website. Effective July 1, 2024, a Fund shall make publicly available its most recently filed report on Form N-PX on or through its website as soon as reasonably practicable after filing the report with the U. S. Securities and Exchange Commission (“Commission”). The information disclosed on Form N-PX shall be in a readable format. In addition, a copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Each Adviser shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s administrator within 30 days following the end of each 12-month period ending June 30. The Trust’s administrator will file a report based on such record on Form N-PX on an annual basis with the Commission no later than August 31st of each year.

Exhibit C

Nominating and Corporate Governance Committee Charter

World Funds Trust

Nominating and Corporate Governance Committee Membership

1.	The Nominating and Corporate Governance Committee of World Funds Trust (the “Trust”) shall be composed entirely of Independent Trustees.

Board Nominations and Functions

1.	The Committee shall make nominations for Trustee membership on the Board of Trustees, including the Independent Trustees. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be an “interested person” as that term is defined in the Investment Company Act of 1940, nor shall an Independent Trustee have any affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

2.	The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board of Trustees.

3.	The Committee shall periodically review the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.

4.	The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1.	The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

2.	The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the full Board.

Other Powers and Responsibilities

1.	The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

2.	The Committee shall review this Charter at least annually and recommend any changes to the full Board of Trustees.

Adopted:	August 2, 2013

APPENDIX A TO THE NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER

WORLD FUNDS TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.	Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Nominating and Corporate Governance Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Nominating and Corporate Governance Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Nominating and Corporate Governance Committee has invited management to make such a recommendation.

II.	Shareholder Candidates. The Nominating and Corporate Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Nominating and Corporate Governance Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Nominating and Corporate Governance Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

III.	Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Nominating and Corporate Governance Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Nominating and Corporate Governance Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Nominating and Corporate Governance Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Certificate of Trust of World Funds Trust (formerly, Abacus World Funds Trust) (the “Registrant”) dated April 9, 2007 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(a)(2)	Certificate of Amendment dated January 7, 2008 to the Registrant’s Certificate of Trust dated April 9, 2007 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(a)(3)	Registrant’s Amended Agreement and Declaration of Trust dated April 9, 2007 and amended on June 23, 2008 and November 16, 2016 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 237 on Form N-1A filed on August 28, 2017.

(b)	Registrant’s Amended and Restated By-Laws dated November 16, 2016 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 237 on Form N-1A filed on August 28, 2017.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement between the Registrant and Union Street Partners, LLC with respect to the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 426 on Form N-1A filed on July 28, 2023.

(d)(2)	Investment Sub-Advisory Agreement between Union Street Partners, LLC and McGinn Investment Management, Inc. with respect to the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 426 on Form N-1A filed on July 28, 2023.

(d)(3)	Investment Advisory Agreement between the Registrant and Perkins Capital Management, Inc. with respect to the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 426 on Form N-1A filed on July 28, 2023.

(d)(4)	Amended and Restated Investment Advisory Agreement between the Registrant and Applied Finance Advisors, LLC with respect to the Applied Finance Dividend Fund, Applied Finance Explorer Fund and Applied Finance Select Fund (collectively, the “Applied Finance Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 429 on Form N-1A on August 28, 2023.

(d)(5)	Investment Advisory Agreement between the Registrant and LDR Capital Management, LLC with respect to the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 426 on Form N-1A filed on July 28, 2023.

(d)(6)	Investment Advisory Agreement between the Registrant and Clifford Capital Partners, LLC with respect to the Clifford Capital Partners Fund, the Clifford Focused Small Cap Value Fund and the Clifford Capital International Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 420 on Form N-1A filed on January 27, 2023.

(d)(7)	Investment Advisory Agreement between the Registrant and Vest Financial LLC, with respect to the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post Effective Amendment No. 463 on Form N-1A filed on April 29, 2024.

(d)(8)	Management Agreement between Vest Cayman Subsidiary I and Vest Financial, LLC, with respect to the Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post-Effective No. 394 on Form N-1A filed on August 6, 2021.

(d)(9)	Investment Advisory Agreement between the Registrant and OTG Asset Management, Ltd. with respect to the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 428 on Form N-1A filed on July 28, 2023.

(d)(10)	Investment Advisory Agreement between the Registrant and Rule One Partners, LLC with respect to the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 465 on Form N-1A filed on April 29, 2024.

(d)(11)	Investment Advisory Agreement between the Registrant and Kanen Wealth Management, LLC with respect to the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 427 on Form N-1A filed on July 28, 2023.

(d)(12)	Investment Advisory Agreement between the Registrant and Curasset Capital Management, LLC with respect to the Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund (the “Curasset Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 426 on Form N-1A filed on July 28, 2023.

(d)(13)	Investment Advisory Agreement between the Registrant and Vest Financial, LLC with respect to the Vest US Large Cap 10% Buffer Strategies VI Funds is herein incorporated by reference from the Registrant’s Post Effective Amendment No. 463 on Form N-1A filed on April 29, 2024.

(d)(14)	Investment Adviser Agreement between the Registrant and Tuttle Capital Management, LLC with respect to the T-Rex 2X Long Bitcoin Daily Target ETF, the T-Rex 2X Inverse Bitcoin Daily Target ETF, T-Rex 2X Long Ether Daily Target ETF and the T-Rex 2X Inverse Ether Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 468 on Form N-1A filed on July 29, 2024.

(d)(15)	Investment Adviser Agreement between the Registrant and Cook & Bynum Capital Management, LLC with respect to The Cook & Bynum Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 479 on Form N-1A filed on October 18, 2024.

(e)(1)	Principal Underwriter Agreement between the Registrant and Foreside Fund Services, LLC dated March 9, 2021 with respect to the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(e)(2)	First Amendment to the Principal Underwriter Agreement dated August 24, 2021 between the Registrant and Foreside Fund Services, LLC with respect to the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 401 on Form N-1A Filed on October 20, 2021.

(e)(3)	Novation Distribution Agreement dated September 30, 2021 between Registrant and Foreside Fund Services, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 404 on Form N-1A filed on January 28, 2022.

(e)(4)	First Amendment to the Novation Distribution Agreement dated December 1, 2021 between the Registrant and Foreside Fund Services, LLC with respect to certain Funds of the Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(e)(5)	Second Amendment to the Novation Distribution Agreement dated February 23, 2022 between the Registrant and Foreside Fund Services, LLC with respect to the Vest US Large Cap 10% Buffer Strategy VI Fund and the Vest US Large Cap 20% Buffer Strategy VI Fund and the Clifford Capital International Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(e)(6)	Third Amendment to the Novation Distribution Agreement dated February 28, 2022 between the Registrant and Foreside Fund Services, LLC with respect to the name changes for the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest US Large Cap 10% Buffer Strategies VI Fund and the Vest US Large Cap 20% Buffer Strategies VI Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(e)(7)	Fourth Amendment to the Novation Distribution Agreement dated March 28, 2022 between the Registrant and Foreside Fund Services, LLC with respect to the name change for the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.
(e)(8)	Sixth Amendment to the Novated Distribution Agreement dated March 15, 2024 between Registrant and Foreside Fund Services, LLC with respect to certain Funds of the Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 468 on Form N-1A filed on July 29, 2024.

(e)(9)	Seventh Amendment to the Distribution Agreement between Registrant and Foreside Fund Services, LLC with respect to The Cook & Bynum Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 479 on Form N-1A filed on October 18, 2024.

(e)(10)	ETF Distribution Agreement between Registrant and Foreside Fund Services, LLC with respect to the T-Rex 2X Long Bitcoin Daily Target ETF, the T-Rex 2X Inverse Bitcoin Daily Target ETF, T-Rex 2X Long Ether Daily Target ETF and the T-Rex 2X Inverse Ether Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 468 on Form N-1A filed on July 29, 2024.

(e)(11)	First Amendment to the ETF Distribution Agreement between Registrant and Foreside Fund Services, LLC with respect to the T-Rex 2X Long Bitcoin Daily Target ETF, the T-Rex 2X Inverse Bitcoin Daily Target ETF, T-Rex 2X Long Ether Daily Target ETF and the T-Rex 2X Inverse Ether Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 468 on Form N-1A filed on July 29, 2024.

(e)(12)	Form of Authorized Participant Agreement with Foreside Fund Services, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 479 on Form N-1A filed on October 18, 2024.

(f)	Not applicable.

(g)(1)	Custody Agreement dated July 30, 2008 between the Registrant and UMB Bank, N.A., is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(g)(2)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated July 30, 2008, between the Registrant and UMB Bank, N.A., to include the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 15, 2014.

(g)(3)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated July 30, 2008, between the Registrant and UMB Bank, N.A., to include the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 15, 2014.

(g)(4)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated August 15, 2014 between the Registrant and UMB Bank, N.A., to include the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(g)(5)	Amended Exhibit A to the Custody Agreement between the Registrant and Fifth Third Bank on behalf of certain portfolio series is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 465 on Form N-1A filed on April 29, 2024.

(g)(6)	Amended Appendix B and revised Appendix C to the Custody Agreement dated June 15, 2008 between the Registrant and UMB Bank, N.A., to include the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 365 on Form N-1A filed on July 29, 2020.

(g)(7)	ETF Custody Agreement between the Registrant and U.S. Bank National Association on behalf of the T-Rex 2X Long Bitcoin Daily Target ETF and the T-Rex 2X Inverse Bitcoin Daily Target ETF is herein incorporated by reference from the Registrant’s Post Effective-Amendment No. 468 on Form N-1A filed on July 29, 2024.

(g)(8)	Custodian Agreement between the Registrant and U. S. Bank, N.A., on behalf of The Cook & Bynum Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 479 on Form N-1A filed on October 18, 2024.

(g)(9)	ETF Custody Agreement Amendment between the Registrant and U.S. Bank National Association on behalf of the T-Rex 2X Long Ether Daily Target ETF and the T-Rex 2X Inverse Ether Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 479 on Form N-1A filed on October 18, 2024.

(g)(10)	Transfer Agent Servicing Agreement between the Registrant and U.S. Bank Global Fund Services, LLC on behalf of the T-Rex 2X Long Bitcoin Daily Target ETF and the T-Rex 2X Inverse Bitcoin Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 468 on Form N-1A filed on July 29, 2024.

(g)(11)	Transfer Agent Servicing Agreement Amendment between the Registrant and U.S. Bank Global Fund Services, LLC on behalf of the T-Rex 2X Long Ether Daily Target ETF and the T-Rex 2X Inverse Ether Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 479 on Form N-1A filed on October 18, 2024.

(h)(1)	Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 157 on Form N-1A filed on February 23, 2016.

(h)(2)	Amendment No. 1 and Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 275 on Form N-1A filed on January 29, 2018.

(h)(3)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 190 on Form N-1A filed on July 29, 2016.

(h)(4)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(h)(5)	Amended Fund Services Agreement dated August 29, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and the Clifford Capital International Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(h)(6)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund, Vest US Large Cap 10% Buffer Strategies VI Fund, Vest US Large Cap 20% Buffer Strategies VI Fund (the “Vest Family of Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 438 on Form N-1A filed on February 28, 2024.

(h)(7)	Fund Services Agreement dated August 29, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(h)(8)	Fund Services Agreement dated June 1, 2021 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 404 on Form N-1A filed on January 28, 2022.

(h)(9)	Fund Services Agreement dated February 20, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(h)(10)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(h)(11)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 401 on Form N-1A filed on October 20, 2021.

(h)(12)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the T-Rex 2X Long Bitcoin Daily Target ETF, T-Rex 2X Inverse Bitcoin Daily Target ETF, T-Rex 2X Long Ether Daily Target ETF and the T-Rex 2X Inverse Ether Daily Target ETF is herein incorporated by reference from the Registrant’s Post Effective- Amendment No. 468 on Form N-1A filed on July 29, 2024.

(h)(13)	ETF Fund Accounting Services Agreement between the Registrant and U.S. Bank Global Fund Services, LLC, on behalf of the T-Rex 2X Long Bitcoin Daily Target ETF and the T-Rex 2X Inverse Bitcoin Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 468 on Form N-1A filed on July 29, 2024.

(h)(14)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of The Cook & Bynum Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 479 on Form N-1A filed on October 18, 2024.

(h)(15)	ETF Fund Accounting Servicing Agreement Amendment between the Registrant and U.S. Bank Global Fund Services, on behalf of the T-Rex 2X Long Ether Daily Target ETF and the T-Rex Inverse Ether Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 479 on Form N-1A filed on October 18, 2024.

(h)(16)	Fund Sub-Administration Servicing Agreement between the Registrant, Commonwealth Fund Services, Inc. and U.S. Bank Global Fund Services on behalf of the T-Rex 2X Long Bitcoin Daily Target ETF and the T-Rex 2X Inverse Bitcoin Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 468 on Form N-1A filed on July 29, 2024.

(h)(17)	Fund Sub-Administration Servicing Agreement Amendment between the Registrant, Commonwealth Fund Services, Inc. and U.S. Bank Global Fund Services on behalf of the T-Rex 2X Long Ether Daily Target ETF and the T-Rex 2X Inverse Ether Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 479 on Form N-1A filed on October 18, 2024.

(h)(18)	Expense Limitation Agreement between the Registrant and Union Street Partners, LLC with respect to the shares of the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 480 on Form N-1A filed on January 28, 2025.

(h)(19)	Expense Limitation Agreement between the Registrant and Perkins Capital Management, Inc. with respect to shares of the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 468 on Form N-1A filed on July 29, 2024.

(h)(20)	Amended Expense Limitation Agreement between the Registrant and Applied Finance Advisors, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 474 on Form N-1A filed on August 28, 2024.

(h)(21)	Expense Limitation Agreement between the Registrant and Vest Financial LLC, with respect to the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 484 on Form N-1A filed on February 28, 2025.

(h)(22)	Expense Limitation Agreement between the Registrant and OTG Asset Management, Ltd. with respect to the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 474 on Form N-1A filed on August 28, 2024.

(h)(23)	Expense Limitation Agreement between the Registrant and Rule One Partners, LLC with respect to the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 486 filed on April 30, 2025.

(h)(24)	Expense Limitation Agreement between the Registrant and Clifford Capital Partners, LLC with respect to the Clifford Capital Partners Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 482 on Form N-1A filed on January 28, 2025.

(h)(25)	Expense Limitation Agreement between the Registrant and Kanen Wealth Management, LLC with respect to the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 469 on Form N-1A filed on July 29, 2024.

(h)(26)	Expense Limitation Agreement between Registrant and Curasset Capital Management, LLC with respect to the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 483 on Form N-1A filed on January 28, 2025.

(h)(27)	Expense Limitation Agreement between Registrant and Vest Financial, LLC with respect to the Vest VI Funds. (Filed herewith)

(h)(28)	Expense Limitation Agreement between Registrant and Cook & Bynum Capital Management, LLC with the respect to The Cook & Bynum Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 479 on Form N-1A filed on October 18, 2024.

(h)(29)	Shareholder Services Plan, dated December 21, 2016 (Schedule A amended August 29, 2019), with respect to Institutional Class Shares and Investor Class Shares to the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(h)(30)	Amended Shareholder Services Plan with respect to the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund, Institutional Class Shares, Investor Class Shares, Class A Shares, Class C Shares and Class R Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 438 on Form N-1A filed on February 28, 2024.

(h)(31)	Amended Shareholder Services Plan with respect to the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(h)(32)	Shareholder Services Plan, dated February 20, 2019, with respect to the OTG Latin America Fund Class A Shares and Class C Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(h)(33)	Shareholder Services Plan with respect to the Philotimo Focused Growth and Income Fund Institutional Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(h)(34)	Shareholder Services Plan with respect to the Curasset Funds Class A, Investor Class and Institutional Class is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 401 on Form N-1A filed on October 20, 2021.

(h)(35)	Shareholder Services Plan with respect to the Vest VI Funds Class I and Class Y is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(h)(36)	Shareholder Services Plan with respect to the Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and Clifford Capital International Value Fund for the Investor and Institutional Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(h)(37)	Shareholder Services Plan with respect to the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 465 on Form N-1A filed on April 29, 2024.

(i)(1)	Opinion and Consent of Legal Counsel for Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(i)(2)	Consent of Legal Counsel for Union Street Partners Value Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 480 on Form N-1A filed on January 28, 2025.

(i)(3)	Opinion and Consent of Legal Counsel for Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(i)(4)	Consent of Legal Counsel for Perkins Discovery Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 468 on Form N-1A filed on July 29, 2024.

(i)(5)	Consent of Legal Counsel for Applied Finance Funds was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 474 on Form N-1A filed on August 28, 2024.

(i)(6)	Opinion and Consent of Legal Counsel for Applied Finance Core Fund (formerly Toreador Core Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 117 on Form N-1A filed on May 8, 2015.

(i)(7)	Opinion of Legal Counsel for Applied Finance Core Fund (formerly Toreador Core Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 117 on Form N-1A filed on May 8, 2015.

(i)(8)	Opinion and Consent of Counsel regarding tax matters for the reorganization of the Applied Finance Core Fund (formerly Toreador Core Fund) from the Unified Series Trust into World Funds Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 129 on Form N-1A filed on August 6, 2015.

(i)(9)	Opinion and Consent of Legal Counsel for Applied Finance Explorer Fund (formerly Toreador Explorer Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 115 on Form N-1A filed on April 29, 2015.

(i)(10)	Opinion and Consent of Legal Counsel for Applied Finance Select Fund (formerly Toreador Select Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 183 on Form N-1A filed on June 30, 2016.

(i)(11)	Opinion and Consent of Counsel regarding tax matters for the reorganization of the Applied Finance Dividend Fund into the Applied Finance Core Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 369 on Form N-1A filed on August 28, 2020.

(i)(12)	Opinion of Legal Counsel for the Applied Finance Core Fund and Applied Finance Dividend Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 369 on Form N-1A filed on August 28, 2020.

(i)(13)	Opinion and Consent of Legal Counsel for Clifford Capital Partners Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 155 on Form N-1A filed on February 8, 2016.

(i)(14)	Consent of Legal Counsel for the Clifford Capital Partners Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 482 on Form N-1A filed on January 28, 2025.

(i)(15)	Opinion and Consent of Legal Counsel for Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(i)(16)	Opinion and Consent of Legal Counsel for Clifford Capital International Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(i)(17)	Opinion and Consent of Legal Counsel for the Vest Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 195 on Form N-1A filed on August 23, 2016.

(i)(18)	Opinion and Consent of Legal Counsel for Vest Enhanced Growth Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 203 on Form N-1A filed on December 12, 2016.

(i)(19)	Opinion and Consent of Legal Counsel for Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 394 on Form N-1A filed on August 6, 2021.

(i)(20)	Consent of Legal Counsel for the Vest Funds was filed as an exhibit to the Registrant’s Post-Effective Amendment No 484 on Form N-1A filed on February 28, 2025.

(i)(21)	Opinion and Consent of Legal Counsel for Vest S&P 500® Dividend Aristocrats Target Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 230 on Form N-1A filed on July 25, 2017.

(i)(22)	Opinion and Consent of Legal Counsel for the Vest Funds with respect to the Class Y Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 285 on Form N-1A filed on February 27, 2018.

(i)(23)	Opinion and Consent of Legal Counsel for OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 328 on Form N-1A filed on February 27, 2019.

(i)(24)	Opinion and Consent of Legal Counsel for the OTG Latin America Fund with respect to the addition of Institutional Class Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(i)(25)	Consent of Legal Counsel for the OTG Latin America Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 470 on Form N-1A filed on July 29, 2024.

(i)(26)	Opinion and Consent of Legal Counsel for Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(i)(27)	Consent of Legal Counsel for the Rule One Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 486 on Form N-1A on April 30, 2025.

(i)(28)	Opinion and Consent of Legal Counsel for the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(i)(29)	Consent of Legal Counsel for the Philotimo Focused Growth and Income Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 469 on Form N-1A filed on July 29, 2024.

(i)(30)	Opinion and Consent of Legal Counsel for the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 385 on Form N-1A filed on April 30, 2021.

(i)(31)	Opinion and Consent of Legal Counsel for the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 401 on Form N-1A filed on October 20, 2021.

(i)(32)	Consent of Legal Counsel for the Curasset Funds was filed as an exhibit to the Registrant’s Post-Effective Amendment No 483 on Form N-1A filed on January 28, 2025.

(i)(33)	Opinion and Consent of Legal Counsel for the Vest VI Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 408 on Form N-1A on March 7, 2022.

(i)(34)	Consent of Legal Counsel for the Vest VI Funds. (Filed herewith)

(i)(35)	Consent of Legal Counsel for the LDR Real Estate Value-Opportunity Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 485 on Form N-1A on April 30, 2025.

(i)(36)	Opinion and Consent of Legal Counsel regarding legality of securities registered with respect to the T-Rex 2X Long Bitcoin Daily Target ETF and the T-Rex 2X Inverse Bitcoin Daily Target ETF was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 460 on Form N-1A filed on April 26, 2024.

(i)(37)	Opinion and Consent of Legal Counsel regarding legality of securities registered with respect to The Cook & Bynum Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 473 on Form N-1A filed on August 21, 2024.

(i)(38)	Consent of Legal Counsel for The Cook & Bynum Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 481 on Form N-1A filed on January 28, 2025.

(i)(39)	Opinion and Consent of Legal Counsel regarding legality of securities registered with respect to the T-Rex 2X Long Ether Daily Target ETF and the T-Rex 2X Inverse Ether Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 479 on Form N-1A filed on October 18, 2024.

(i)(40)	Consent of Legal Counsel for the T-Rex 2X Long Bitcoin Daily Target ETF, the T-Rex 2X Inverse Bitcoin Daily Target ETF, the T-Rex 2X Long Ether Daily Target ETF and the T-Rex 2X Inverse Ether Daily Target ETF was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 487 on Form N-1A on April 30, 2025.

(j)(1)	Consent of Independent Registered Public Accounting firm for Union Street Partners Value Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 480 on Form N-1A filed on January 28, 2025.

(j)(2)	Consent of Independent Registered Public Accounting firm for Perkins Discovery Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 468 on Form N-1A filed on July 29, 2024.

(j)(3)	Consent of Independent Registered Public Accounting firm for the LDR Real Estate Value-Opportunity Fund is filed as an exhibit to the Registrant’s Post Effective Amendment No. 485 on Form N-1A filed on April 30, 2025.

(j)(4)	Consent of Independent Registered Public Accounting firm for the Applied Finance Funds was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 474 on Form N-1A filed on August 28, 2024.

(j)(5)	Consent of Independent Registered Public Accounting firm for the Clifford Capital Partners Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 482 on Form N-1A filed on January 28, 2025.

(j)(6)	Consent of Independent Registered Public Accounting firm for the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No 484 on Form N-1A filed on February 28, 2025.

(j)(7)	Consent of Independent Registered Public Accounting firm for Vest VI Funds. (Filed herewith)

(j)(8)	Consent of Independent Registered Public Accounting firm for the OTG Latin America Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 470 on Form N-1A on July 29, 2024.

(j)(9)	Consent of Independent Registered Public Accounting firm for Rule One Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 485 on Form N-1A on April 30, 2025.

(j)(10)	Consent of Independent Registered Public Accounting firm for Philotimo Focused Growth and Income Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 469 on Form N-1A filed on July 29, 2024.

(j)(11)	Consent of Independent Registered Public Accounting firm for Curasset Funds was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 483 on Form N-1A filed on January 28, 2025.

(j)(12)	Consent of Independent Registered Public Accounting firm for The Cook & Bynum Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 481 on Form N-1A filed on January 28, 2025.

(j)(13)	Consent of Independent Registered Public Accounting firm for the T-Rex 2X Long Bitcoin Daily Target ETF, the T-Rex 2X Inverse Bitcoin Daily Target ETF, the T-Rex 2X Long Ether Daily Target ETF and the T-Rex 2X Inverse Ether Daily Target ETF was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 487 on Form N-1A on April 30, 2025.

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Amended Schedule A to the Distribution Plan Pursuant to Rule 12b-1 for Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on October 31, 2014.

(m)(2)	Fixed Compensation Plan pursuant to Rule 12b-1 for Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 78 on Form N-1A filed on July 29, 2014.

(m)(3)	Distribution Plan Pursuant to Rule 12b-1, dated August 31, 2019, for the Investor Class Shares of the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(m)(4)	Distribution Plan Pursuant to Rule 12b-1 for the Platform Class Shares of the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(m)(5)	Distribution Plan Pursuant to Rule 12b-1, dated February 23, 2022, for the Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and Clifford Capital International Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(m)(6)	Amended Distribution Plan Pursuant to Rule 12b-1 for the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 438 on Form N-1A filed on February 28, 2024.

(m)(7)	Distribution Plan Pursuant to Rule 12b-1, dated February 20, 2019 for the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(m)(8)	Distribution Plan Pursuant to Rule 12b-1 for the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 401 on Form N-1A filed on October 20, 2021.

(m)(9)	Distribution Plan Pursuant to Rule 12b-1 for the Vest VI Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(m)(10)	Distribution Plan Pursuant to Rule 12b-1 for the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 419 on Form N-1A filed on January 27, 2023.

(m)(11)	Distribution Plan Pursuant to Rule 12b-1 for the Rule One Fund is herein incorporated by refence from the Registrant’s Post-Effective Amendment No. 465 on Form N-1A filed on April 29, 2024.

(n)(1)	Rule 18f-3 Multi-Class Plan for the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 480 on Form N-1A filed on January 28, 2025.

(n)(2)	Rule 18f-3 Multi-Class Plan for the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(n)(3)	Rule 18f-3 Multi-Class Plan for the Clifford Capital Partners, Clifford Capital Focused Small Cap Value Fund and Clifford Capital International Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(n)(4)	Amended Rule 18f-3 Multi-Class Plan for the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 438 on Form N-1A filed on February 28, 2024.

(n)(5)	Rule 18f-3 Multi-Class Plan for the OTG Latin America is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 416 on Form N-1A filed on August 4, 2022.

(n)(6)	Rule 18f-3 Multi-Class Plan for the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 404 on Form N-1A filed on January 28, 2022.

(n)(7)	Rule 18f-3 Multi-Class Plan for the Vest VI Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(n)(8)	Rule 18f-3 Multi-Class Plan for the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(n)(9)	Rule 18f-3 Multi-Class Plan for Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 465 on Form N-1A filed on April 29, 2024.

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 436 on Form N-1A filed on January 26, 2024.

(p)(2)	Code of Ethics for Union Street Partners, LLC. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(p)(3)	Code of Ethics for McGinn Investment Management, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 413 on Form N-1A filed on July 29, 2022.

(p)(4)	Code of Ethics for Perkins Capital Management, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(p)(5)	Code of Ethics for LDR Capital Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 413 on Form N-1A filed on July 29, 2022.

(p)(6)	Code of Ethics for Applied Finance Advisors, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 474 on Form N-1A filed on August 28, 2024.

(p)(7)	Code of Ethics for OTG Asset Management Ltd. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 436 on Form N-1A filed on January 26, 2024.

(p)(8)	Code of Ethics for Clifford Capital Partners, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 482 on Form N-1A filed on January 28, 2025.

(p)(9)	Code of Ethics for Vest Financial LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 484 on Form N-1A filed on February 28, 2025.

(p)(10)	Code of Ethics for Rule One Partners, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(p)(11)	Code of Ethics for Kanen Wealth Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 422 on Form N-1A filed on February 28, 2023.

(p)(12)	Code of Ethics for Curasset Capital Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 401 on Form N-1A filed on October 20, 2021.

(p)(13)	Code of Ethics for Tuttle Capital Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 460 on Form N-1A filed on April 26, 2024.

(p)(14)	Code of Ethics for The Cook & Bynum Capital Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 473 on Form N-1A filed on August 21, 2024.

(q)	Powers of Attorney are herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 480 on Form N-1A filed on January 28, 2025.

Item 29. Persons Controlled By or Under Common Control With Registrant

None.

Item 30. Indemnification

See Article VIII, Section 2 of the Registrant’s Agreement and Declaration of Trust and the section titled “Indemnification of Trustees, Officers, Employees and Other Agents” in the Registrant’s By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 31. Business and other Connections of the Investment Adviser

The list required by this Item 31 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers and sub-advisers, and each director, officer or partner of such investment advisers or sub-advisers, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser’s or sub-adviser’s Form ADV listed opposite such investment adviser’s or sub-adviser’s name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser / Sub-Adviser	Form ADV File No.
Union Street Partners, LLC	801-72120
McGinn Penninger Investment Management, Inc.	801-40578
Perkins Capital Management, Inc.	801-22888
LDR Capital Management, LLC	801-75986
Applied Finance Advisors, LLC	801-66461
OTG Asset Management, Ltd.	801-119113
Clifford Capital Partners, LLC	801-78911
Vest Financial LLC	801-77463
Rule One Partners, LLC	801-114860
Kanen Wealth Management, LLC	801-116998
Curasset Capital Management, LLC	801-122383
Tuttle Capital Management, LLC	801-76982
Cook & Bynum Capital Management, LLC	801-69930

Item 32.	Foreside Fund Services, LLC

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.

2.	ABS Long/Short Strategies Fund

3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers

4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers

5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers

6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers

7.	AdvisorShares Trust

8.	AFA Private Credit Fund

9.	AGF Investments Trust

10.	AIM ETF Products Trust

11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust

12.	AlphaCentric Prime Meridian Income Fund

13.	American Century ETF Trust

14.	Amplify ETF Trust

15.	Applied Finance Dividend Fund, Series of World Funds Trust

16.	Applied Finance Explorer Fund, Series of World Funds Trust

17.	Applied Finance Select Fund, Series of World Funds Trust

18.	ARK ETF Trust

19.	ARK Venture Fund

20.	Bitwise Funds Trust

21.	BondBloxx ETF Trust

22.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust

23.	Bridgeway Funds, Inc.

24.	Brinker Capital Destinations Trust

25.	Brookfield Real Assets Income Fund Inc.

26.	Build Funds Trust

27.	Calamos Convertible and High Income Fund

28.	Calamos Convertible Opportunities and Income Fund

29.	Calamos Dynamic Convertible and Income Fund

30.	Calamos Global Dynamic Income Fund

31.	Calamos Global Total Return Fund

32.	Calamos Strategic Total Return Fund

33.	Carlyle Tactical Private Credit Fund

34.	Cascade Private Capital Fund

35.	Catalyst Strategic Income Opportunities Fund

36.	CBRE Global Real Estate Income Fund

37.	Center Coast Brookfield MLP & Energy Infrastructure Fund

38.	Clifford Capital Partners Fund, Series of World Funds Trust

39.	Cliffwater Corporate Lending Fund

40.	Cliffwater Enhanced Lending Fund

41.	Cohen & Steers ETF Trust

42.	Cohen & Steers Infrastructure Fund, Inc.

43.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers

44.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series

45.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers

46.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust

47.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust

48.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust

49.	Davis Fundamental ETF Trust

50.	Defiance Connective Technologies ETF, Series of ETF Series Solutions

51.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions

52.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions

53.	Defiance Quantum ETF, Series of ETF Series Solutions

54.	Denali Structured Return Strategy Fund

55.	Dividend Performers ETF, Series of Listed Funds Trust

56.	Dodge & Cox Funds

57.	DoubleLine ETF Trust

58.	DoubleLine Income Solutions Fund

59.	DoubleLine Opportunistic Credit Fund

60.	DoubleLine Yield Opportunities Fund

61.	DriveWealth ETF Trust

62.	EIP Investment Trust

63.	Ellington Income Opportunities Fund

64.	ETF Opportunities Trust

65.	Evanston Alternative Opportunities Fund

66.	Exchange Listed Funds Trust

67.	Exchange Place Advisors Trust

68.	FlexShares Trust

69.	Forum Funds

70.	Forum Funds II

71.	Forum Real Estate Income Fund

72.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust

73.	Grayscale Funds Trust

74.	Guinness Atkinson Funds

75.	Harbor ETF Trust

76.	Harris Oakmark ETF Trust

77.	Hawaiian Tax-Free Trust

78.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust

79.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust

80.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust

81.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust

82.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust

83.	IDX Funds

84.	Innovator ETFs Trust

85.	Ironwood Institutional Multi-Strategy Fund LLC

86.	Ironwood Multi-Strategy Fund LLC

87.	Jensen Quality Growth ETF, Series of Trust for Professional Managers

88.	John Hancock Exchange-Traded Fund Trust

89.	Kurv ETF Trust

90.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust

91.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers

92.	Mairs & Power Growth Fund, Series of Trust for Professional Managers

93.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers

94.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers

95.	Manor Investment Funds

96.	Milliman Variable Insurance Trust

97.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

98.	Morgan Stanley ETF Trust

99.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds

100.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds

101.	Morningstar Funds Trust

102.	Mutual of America Investment Corporation

103.	NEOS ETF Trust

104.	Niagara Income Opportunities Fund

105.	NXG Cushing® Midstream Energy Fund

106.	NXG NextGen Infrastructure Income Fund

107.	Opal Dividend Income ETF, Series of Listed Funds Trust

108.	OTG Latin American Fund, Series of World Funds Trust

109.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust

110.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust

111.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust

112.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

113.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

114.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust

115.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

116.	Palmer Square Funds Trust

117.	Palmer Square Opportunistic Income Fund

118.	Partners Group Private Income Opportunities, LLC

119.	Performance Trust Mutual Funds, Series of Trust for Professional Managers

120.	Performance Trust Short Term Bond ETF, Series of Trust for Professional Managers

121.	Perkins Discovery Fund, Series of World Funds Trust

122.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust

123.	Plan Investment Fund, Inc.

124.	Point Bridge America First ETF, Series of ETF Series Solutions

125.	Precidian ETFs Trust

126.	Preferred-Plus ETF, Series of Listed Funds Trust

127.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust

128.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust

129.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust

130.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust

131.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust

132.	Renaissance Capital Greenwich Funds

133.	Reynolds Funds, Inc.

134.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust

135.	RiverNorth Patriot ETF, Series of Listed Funds Trust

136.	RMB Investors Trust

137.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

138.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

139.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust

140.	Roundhill Cannabis ETF, Series of Listed Funds Trust

141.	Roundhill ETF Trust

142.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust

143.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

144.	Roundhill Video Games ETF, Series of Listed Funds Trust

145.	Rule One Fund, Series of World Funds Trust

146.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust

147.	Six Circles Trust

148.	Sound Shore Fund, Inc.

149.	SP Funds Trust

150.	Sparrow Funds

151.	Spear Alpha ETF, Series of Listed Funds Trust

152.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust

153.	STF Tactical Growth ETF, Series of Listed Funds Trust

154.	Strategic Trust

155.	Strategy Shares

156.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust

157.	Tekla World Healthcare Fund

158.	Tema ETF Trust

159.	The 2023 ETF Series Trust

160.	The 2023 ETF Series Trust II

161.	The Cook & Bynum Fund, Series of World Funds Trust

162.	The Community Development Fund

163.	The Finite Solar Finance Fund

164.	The Private Shares Fund

165.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust

166.	Third Avenue Trust

167.	Third Avenue Variable Series Trust

168.	Tidal ETF Trust

169.	Tidal Trust II

170.	Tidal Trust III

171.	TIFF Investment Program

172.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan

173.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan

174.	Timothy Plan International ETF, Series of The Timothy Plan

175.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan

176.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

177.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan

178.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

179.	Total Fund Solution

180.	Touchstone ETF Trust

181.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust

182.	T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust

183.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust

184.	T-Rex 2x Long Ether Daily Target ETF

185.	TrueShares Active Yield ETF, Series of Listed Funds Trust

186.	TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust

187.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust

188.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust

189.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust

190.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust

191.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust

192.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust

193.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust

194.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust

195.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust

196.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust

197.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust

198.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust

199.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust

200.	U.S. Global Investors Funds

201.	Union Street Partners Value Fund, Series of World Funds Trust

202.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust

203.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust

204.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust

205.	Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust

206.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust

207.	Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust

208.	VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II

209.	VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II

210.	VictoryShares Corporate Bond ETF, Series of Victory Portfolios II

211.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

212.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II

213.	VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II

214.	VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II

215.	VictoryShares Free Cash Flow Growth ETF, Series of Victory Portfolios II

216.	VictoryShares Hedged Equity Income ETF, Series of Victory Portfolios II

217.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II

218.	VictoryShares International Value Momentum ETF, Series of Victory Portfolios II

219.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II

220.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II

221.	VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II

222.	VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II

223.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

224.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II

225.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

226.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

227.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

228.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II

229.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

230.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II

231.	VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II

232.	VictoryShares US Value Momentum ETF, Series of Victory Portfolios II

233.	VictoryShares WestEnd Economic Cycle Bond ETF, Series of Victory Portfolios II

234.	VictoryShares WestEnd Global Equity ETF, Series of Victory Portfolios II

235.	VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II

236.	Virtus Stone Harbor Emerging Markets Income Fund

237.	Volatility Shares Trust

238.	WEBs ETF Trust

239.	Wellington Global Multi-Strategy Fund

240.	West Loop Realty Fund, Series of Investment Managers Series Trust

241.	Wilshire Mutual Funds, Inc.

242.	Wilshire Variable Insurance Trust

243.	WisdomTree Digital Trust

244.	WisdomTree Trust

245.	XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None

Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Alicia Strout	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Name	Address	Position with Underwriter	Position with Registrant

Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Treasurer	None

Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as transfer agent to Certain of the Funds).

b)	Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101 (records relating to its function as distributor to certain Funds of the Trust).

c)	U.S. Bank Global Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (records related to its function as transfer agent and fund accounting services for the T-Rex 2X Long Bitcoin Daily Target ETF, T-Rex 2X Inverse Bitcoin Daily Target ETF, T-Rex 2X Long Ether Daily Target ETF, and the T-Rex 2X Inverse Ether Daily Target ETF).

d)	Union Street Partners LLC, 1421 Prince Street, Suite 200 Alexandria, Virginia 22314. (records relating to its function as investment adviser to the Union Street Partners Value Fund).

e)	McGinn Penninger Investment Management, Inc., 277 South Washington Street, Suite 340 Alexandria, Virginia 22314 (records relating to its function as sub-adviser to the Union Street Partners Value Fund).

f)	Perkins Capital Management, Inc., 730 East Lake Street, Wayzata, Minnesota 55391-1769 (records relating to its function as investment adviser to the Perkins Discovery Fund).

g)	LDR Capital Management, LLC, 300 Park Avenue, Suite 501, New York, New York 10022 (records relating to its function as the investment adviser to LDR Real Estate Value-Opportunity Fund).

h)	Applied Finance Advisors, LLC, 17806 IH 10, Suite 300, San Antonio, Texas 78257 (records relating to its function as the investment adviser to the Applied Finance Funds).

i)	OTG Asset Management, Ltd., Montenegro #1439 Torre Infrabol Piso 6, La Paz, Bolivia (records relating to its function as the investment adviser to the OTG Latin America Fund).

j)	Clifford Capital Partners, LLC, 363 S. Main Street, #101 Alpine, Utah 84004 (records relating to its function as the investment adviser to the Clifford Capital Partners Fund).

k)	Vest Financial LLC, 8350 Broad Street, Suite 240, McLean, Virginia 22102 (records relating to its function as the investment adviser to the Vest Family of Funds).

l)	Rule One Partners, LLC, 811 Bear Creek Road, Moreland, Georgia 30259, (records relating to its function as the investment adviser to the Rule One Fund).

m)

Kanen Wealth Management, LLC, 6810 Lyons Technology Circle, Suite 160, Coconut Creek, Florida 33073 (records relating to its function as the investment adviser to the Philotimo Focused Growth and Income Fund).

n)	Curasset Capital Management, LLC, 50 Park Place, Suite 1004, Newark, New Jersey 07102 (records relating to its function as the investment adviser to the Curasset Funds).

o)

Tuttle Capital Management LLC, 155 Lockwood Road, Riverside, Connecticut 06878 (records relating to its function as adviser to T-Rex 2X Long Bitcoin Daily Target ETF, T-Rex 2X Inverse Bitcoin Daily Target ETF, T-Rex 2X Long Ether Daily Target ETF, and the T-Rex 2X Inverse Ether Daily Target ETF).

p)	Cook & Bynum Capital Management, LLC, 2830 Cahaba Road, Birmingham, Alabama 35223 (records relating to its function as adviser to The Cook & Bynum Fund).

Item 34. Management Services

There are no management-related service contracts not discussed in Parts A or B of this Form.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 488 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 30th day of April, 2025.

WORLD FUNDS TRUST

By:	/s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 488 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Mary Lou H. Ivey	Trustee	April 30, 2025

* Laura V. Morrison	Trustee	April 30, 2025

*Dr. David J. Urban	Trustee	April 30, 2025

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	April 30, 2025

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	April 30, 2025

*By:	/s/ Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney

Exhibits

(h)(27)	Expense Limitation Agreement between Registrant and Vest Financial, LLC with respect to the Vest VI Funds.

(i)(34)	Consent of Legal Counsel for the Vest VI Funds.

(j)(7)	Consent of Independent Registered Public Accounting firm for Vest VI Funds.